UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                                                                       ☐
Pre-Effective Amendment No.                                                                                                                                                      ☐
Post-Effective Amendment No. 210                                                                                                                                            ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940                                                                                                                                                            ☒

Unified Series Trust
(Exact Name of Registrant as Specified In Charter)

2960 North Meridian Street, Suite 300

Indianapolis, Indiana  46208

(Address of Principal Executive Offices)   (Zip Code)

Registrant’s Telephone Number, Including Area Code:       (317) 917-7000

Brian L. Blomquist
President
2960 N. Meridian St., Suite 300
Indianapolis, Indiana  46208

(Name and Address of Agent for Service)

Copies to:

Dee Anne Sjögren, Esq.
Thompson Coburn LLP
One US Bank Plaza
St. Louis, MO  63101
(314) 552-6295

It is proposed that this filing will become effective:
☒ immediately upon filing pursuant to paragraph (b)
on (date) pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(1)
 on (date) pursuant to paragraph (a)(1)
 75 days after filing pursuant to paragraph (a)(2)
 on (date) pursuant to paragraph (a)(2) of rule 485
If appropriate check this box:
 this post-effective amendment designates a new effective date for a previously filed post-effective amendment

1492 Small Cap Growth Fund
FNTGX

1492 Small Cap Value Fund
FNTVX

www.1492Funds.com

Prospectus

December 15, 2011

(877) 571-1492

The Securities and Exchange Commission (“SEC”) has not approved or disapproved of these securities or determined if this Prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

1492 Small Cap Growth Fund
1492 Small Cap Value Fund

TABLE OF CONTENTS

Summary Section	1
1492 Small Cap Growth Fund	1
1492 Small Cap Value Fund	5
ADDITIONAL INFORMATION ABOUT Principal Investment Strategies AND Related Risks	9
1492 Small Cap Growth Fund	9
1492 Small Cap Value Fund	10
General Investment Policies of the Funds	10
Principal Risks of Investing in the Funds	11
Portfolio Holdings Information	14
ADDITIONAL INFORMATION ABOUT Management of the Funds	14
The Adviser	14
Portfolio Managers	15
Shareholder Information	16
How to Purchase Shares	16
How to Exchange Shares	19
How to Redeem Shares	19
Determination of Net Asset Value	22
DIVIDENDS, Distributions and Taxes	23
Dividends and Distributions	23
Tax Consequences	23
Financial Highlights	25
APPENDIX	26
FOR MORE INFORMATION	29

Summary Section

1492 Small Cap Growth Fund

Investment Objective
The investment objective of the 1492 Small Cap Growth Fund (the “Fund” or the “Small Cap Growth Fund”) is long-term capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Short-Term Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution and Service (12b-1) Fees	NONE
Other Expenses(1)	0.93%
Total Annual Fund Operating Expenses	1.93%
Fee Waiver/Expense Reimbursement(2)	-0.83%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)	1.10%

(1)	Because the Fund is new, these expenses are based on estimated amounts for the Fund’s current fiscal year.

(2)
The Fund’s adviser contractually has agreed to waive its management fee and/or reimburse expenses through March 31, 2013 so that total annual fund operating expenses (excluding brokerage fees and commissions; borrowing costs; taxes; acquired fund fees and expenses; and extraordinary litigation expenses) do not exceed 1.10% of the Fund’s average daily net assets, subject to the adviser’s right to recoup reimbursements on a rolling three-year basis so long as the reimbursement would not exceed the 1.10% expense cap.  This expense cap may not be terminated prior to this date except by the Board of Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  The Example reflects the adviser’s agreement to waive fees and/or reimburse expenses for one year.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

One Year	Three Years
$112	$526

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies
Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of small capitalization companies (“small-cap companies”).  1492 Capital Management, LLC, the Fund’s Adviser, defines small-cap companies as those that have market capitalization below $3 billion at the time of purchase.

In selecting investments for the Fund, the Adviser seeks to identify small-cap companies with growth characteristics, including but not limited to the following:

•	estimated potential top and bottom line growth of 15% to 20% over the next 12 to 18 months
•	superior and defendable business model
•	strong management team
•	self-funding growth capabilities
•	attractive valuation on both an absolute and relative basis
•	high levels of inside ownership
•	strong balance sheet

Investments in the Fund’s portfolio are selected by the Adviser, using its bottom-up fundamental process in conjunction with selected investment themes.  Theme-based investing is used to emphasize industries and/or sectors of the economy that the Adviser believes have better growth prospects than others based on numerous face-to-face company meetings.  Once a theme is identified, the Adviser attempts to find individual stocks that will benefit from the theme by performing additional fundamental analysis.

Equity securities in which the Fund may invest include common and preferred stocks, rights, warrants, convertibles, depositary receipts representing shares of foreign companies, including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”) listed on U.S. markets or non-U.S. markets, and securities issued as part of an initial public offering (“IPO”).  Small-cap companies in which the Fund may invest include companies at the low end of the market capitalization range referred to as micro-cap companies (typically less than $300 million in market capitalization) or nano-cap companies (typically less than $50 million in market capitalization).  The Fund may invest up to 25% of its net assets in securities of small-cap foreign companies, including up to 10% in companies located in emerging markets. The Fund may also invest up to 20% of its net assets in derivative instruments.  For example, the Fund may invest in options and futures contracts to obtain exposure to equity markets while seeking investments to meet the Fund’s investment objective.

To the extent consistent with its obligation to invest under normal circumstances at least 80% of its net assets in small-cap companies, the Fund may invest up to 20% of its net assets in equity securities of mid- or large-cap companies or it may invest in cash or money market mutual funds, investment grade, short-term money market instruments, including U.S. Government and agency securities, commercial paper, certificates of deposit, repurchase agreements and other cash equivalents.  The Fund may continue to hold a portfolio security notwithstanding the fact that the issuer’s market capitalization subsequently increases above $3 billion and it is no longer considered a small-cap company.

The Adviser generally sells a security when it reaches its target price, when the Adviser no longer believes it meets the Fund’s investment criteria or when a more attractive investment is discovered.  The Adviser expects that the Fund’s investment strategy may result in a portfolio turnover rate in excess of 100% on an annual basis.

Principal Risks
Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take.  An investment in the Fund is not insured or guaranteed by any government agency.  As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund.  The principal risks of investing in the Fund are:

•
Market Risk.  The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations.  The equity securities purchased by the Fund may involve large price swings and potential for loss.  Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

•
Small-Cap Company Risk.  Small-cap, micro-cap, and nano-cap companies may not have the management experience, financial resources, product diversification and competitive strengths of large-cap companies, and, therefore, their securities tend to be more volatile than the securities of larger, more established companies, making them less liquid than other securities. Micro-cap stocks are highly volatile, and these companies may fail to execute their business plans and go out of business.  Nano-cap stocks in particular may also be thinly traded and may require manual pricing by the Adviser.  Manual pricing is subjective and requires judgment by the Adviser.  The actual market prices for a security may differ from the fair value of that security as determined by the Adviser, and there is no assurance that the Fund will realize fair valuation upon the sale of a security.

•
Management Risk.  Investment strategies employed by the Adviser in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other similar investment vehicles having similar investment strategies.

•	New Fund Risk. There can be no assurance that the Fund will grow to or maintain an economically viable size.
•
Equity Market Risk.  The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value.  This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.

•	Growth Style Risk. The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks.
•
Foreign Securities Risk.  Investments in securities of foreign companies involve risks not generally associated with investment in the securities of U.S. companies, including risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices, including fluctuations in foreign currencies.

•
Emerging Markets Risk.  Countries in emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

•
Options and Futures Risk.  Options and futures may be more volatile than investments directly in the underlying securities, involve additional costs and may involve a small initial investment relative to the risk assumed.  In addition, the value of an option or future may not correlate perfectly to the underlying securities index or overall securities markets.

•
Initial Public Offering Risk.  The Fund may purchase securities of companies that are offered pursuant to an IPO.  The risk exists that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer.

•
High Portfolio Turnover Rate Risk. A high portfolio turnover rate (100% or more) has the potential to result in the realization by the Fund and distribution to shareholders of a greater amount of capital gains than if the Fund had a low portfolio turnover rate.  This may mean that you would be likely to have a higher tax liability.  Distributions to shareholders of short-term capital gains are currently taxed as ordinary income under federal tax laws.

•
Government Securities Risk. If a U.S. Government agency or instrumentality in which the Fund invests defaults and the U.S. Government does not stand behind the obligation, the Fund’s share price or yield could fall. Securities of U.S. Government sponsored entities are neither issued nor guaranteed by the U.S. Government.  The U.S. Government’s guarantee of ultimate payment of principal and timely payment of interest of the U.S. Government securities owned by the Fund does not imply that the Fund’s shares are guaranteed by the Federal Deposit Insurance Corporation or any other government agency, or that the price of the Fund’s shares will not fluctuate.

Performance
Performance information for the Fund has not been presented because, as of the date of this Prospectus, the Fund has not been in operation for a full calendar year.

Portfolio Management
Investment Adviser
1492 Capital Management, LLC is the Fund’s investment adviser.

Portfolio Managers
Joseph A. Frohna, Founding Principal and Portfolio Manager of the Adviser, and Robert C. Damron, a Portfolio Manager of the Adviser, have served as the portfolio managers of the Fund since its inception in December 2011.

Purchase and Sale of Fund Shares
Minimum Initial Investment                                                       To Place Buy or Sell Orders
$10,000 for all accounts                                                               By Mail:  1492 Small Cap Growth Fund
c/o:  Huntington Asset Services, Inc.
Minimum Subsequent Investments                                             P.O. Box 6110
$250                                                                                                Indianapolis, IN 46206
By Phone:  (877) 571-1492

You may sell or redeem shares through your dealer or financial adviser.  Please contact your financial intermediary directly to find out of additional requirements apply.
Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Tax-deferred arrangements may be taxed later upon withdrawal of monies from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund shares through a broker-dealer, or other financial intermediary (such as a bank or trust company), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

1492 Small Cap Value Fund

Investment Objective
The investment objective of the 1492 Small Cap Value Fund (the “Fund” or the “Small Cap Value Fund”) is long-term capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Short-Term Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution and Service (12b-1) Fees	NONE
Other Expenses(1)	0.93%
Acquired Fund Fees And Expenses	0.00%
Total Annual Fund Operating Expenses	1.93%
Fee Waiver/Expense Reimbursement(2)	-0.83%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)	1.10%

(1)   Because the Fund is new, these expenses are based on estimated amounts for the Fund’s current fiscal year.

(2)    The Fund’s adviser  contractually has agreed to waive its management fee and/or reimburse expenses through March 31, 2013 so that total annual fund operating expenses (excluding brokerage fees and commissions; borrowing costs; taxes; acquired fund fees and expenses; and extraordinary litigation expenses) do not exceed 1.10% of the Fund’s average daily net assets, subject to the adviser’s right to recoup reimbursements on a rolling three-year basis so long as the reimbursement would not exceed the 1.10% expense cap.  This expense cap may not be terminated prior to this date except by the Board of Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  The Example reflects the adviser’s agreement to waive fees and/or reimburse expenses for one year.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

One Year	Three Years
$112	$526

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies
Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of small-capitalization companies (“small-cap companies”).  1492 Capital Management, LLC, the Fund’s Adviser, defines small-cap companies as those that have market capitalization below $3 billion at the time of purchase.

In selecting investments for the Fund, the Adviser utilizes a bottom-up approach which focuses on small-cap companies with value characteristics, including but not limited to:

•	strong management team
•	return on capital
•	competitive advantages
•	strong financial condition
•	self-funding growth prospects trading at or below intrinsic value
•	history of paying a dividend
•	attractive valuation

Investments in the Fund’s portfolio are selected by applying fundamental research including the Adviser’s proprietary valuation process referred to as “triangulating,” which incorporates financial criteria and ratios from three sources:  a small-cap company’s (1) balance sheet, (2) income statement and (3) cash flow statement.   In addition, theme-based investing emphasizes industries and/or sectors of the economy that reflect better values than others, as determined by the Adviser based on numerous face-to-face company meetings.  Within such industries and/or sectors, the Adviser attempts to identify companies that may benefit from the general theme but that are more likely to be undiscovered and have better value.

Equity securities in which the Fund may invest include common and preferred stocks, rights, warrants, convertibles, depositary receipts representing shares of foreign companies, including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”) listed on U.S. markets or non-U.S. markets, and securities issued as part of an initial public offering (“IPO”).  The Fund may invest up to 25% of its net assets in securities of small-cap foreign companies, including up to 10% in companies located in emerging markets. The Fund may also invest up to 20% of its net assets in derivative instruments.  For example, the Fund may invest in options and futures contracts to obtain exposure to equity markets while seeking investments to meet the Fund’s investment objective.

To the extent consistent with its obligation to invest under normal circumstances at least 80% of its net assets in small-cap companies, the Fund may invest up to 20% of its net assets in equity securities of mid- or large- cap companies or it may invest in cash or money market mutual funds, investment grade, short-term money market instruments, including U.S. Government and agency securities, commercial paper, certificates of deposit, repurchase agreements and other cash equivalents.  The Fund may continue to hold a portfolio security notwithstanding the fact that the issuer’s market capitalization subsequently increases above $3 billion.

The Adviser generally sells a security when the target price is reached, it no longer meets the Adviser’s investment criteria or when a more attractive investment is discovered.

Principal Risks

Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take.  An investment in the Fund is not insured or guaranteed by any government agency.  As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund.  The principal risks of investing in the Fund are:

•
Market Risk.  The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations.  The equity securities purchased by the Fund may involve large price swings and potential for loss.  Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

•
Small-Cap Risk.  Small-cap and micro-cap companies may not have the management experience, financial resources, product diversification and competitive strengths of large-cap companies, and, therefore, their securities tend to be more volatile than the securities of larger, more established companies, making them less liquid than other securities.

•
Management Risk.  Investment strategies employed by the Adviser in selecting investments and asset allocations for the Fund may not result in an increase in the value of your investment or in overall performance equal to other similar investment vehicles having similar investment strategies.

•	New Fund Risk. There can be no assurance that the Fund will grow to or maintain an economically viable size.
•
Equity Market Risk.  The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value.  This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.

•	Value Style Risk. Value stocks may perform differently from the market as a whole and may continue to be undervalued by the market for long periods of time.
•
Foreign Securities Risk.  Investments in securities of foreign companies involve risks not generally associated with investments in the securities of U.S. companies, including risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices, including fluctuations in foreign currencies.

•
Emerging Markets Risk.  Countries in emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

•
Options and Futures Risk.  Options and futures may be more volatile than investments directly in the underlying securities, involve additional costs and may involve a small initial investment relative to the risk assumed.  In addition, the value of an option or future may not correlate perfectly to the underlying securities index or overall securities markets.

•
Initial Public Offering Risk.  The Fund may purchase securities of companies that are offered pursuant to an IPO.  The risk exists that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer.

•
Government Securities Risk. If a U.S. Government agency or instrumentality in which the Fund invests defaults and the U.S. Government does not stand behind the obligation, the Fund’s share price or yield could fall. Securities of U.S. Government sponsored entities are neither issued nor guaranteed by the U.S. Government.  The U.S. Government’s guarantee of ultimate payment of principal and timely payment of interest of the U.S. Government securities owned by the Fund does not imply that the Fund’s shares are guaranteed by the Federal Deposit Insurance Corporation or any other government agency, or that the price of the Fund’s shares will not fluctuate.

Performance
Performance information for the Fund has not been presented because, as of the date of this Prospectus, the Fund has not been in operation for a full calendar year.

Management
Investment Adviser
1492 Capital Management, LLC is the Fund’s investment adviser.

Portfolio Managers
D. Rodney Hathaway and Adam M. France, each a Portfolio Manager of the Adviser, have served as the portfolio managers of the Fund since its inception in December 2011.

Purchase and Sale of Fund Shares
Minimum Initial Investment                                                        To Place Buy or Sell Orders
$10,000 for all accounts                                                               By Mail:  1492 Small Cap Value Fund
c/o:  Huntington Asset Services, Inc.
Minimum Subsequent Investments                                             P.O. Box 6110
$250                                                                                                Indianapolis, IN 46206
By Phone:  (877) 571-1492

You may sell or redeem shares through your dealer or financial adviser.  Please contact your financial intermediary directly to find out of additional requirements apply.

Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Tax-deferred arrangements may be taxed later upon withdrawal of monies from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund shares through a broker-dealer, or other financial intermediary (such as a bank or trust company), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Additional Information About Principal Investment Strategies and Related Risks

1492 Small Cap Growth Fund

Principal Investment Strategies
In selecting investments for the Fund, the Adviser seeks to identify companies with growth characteristics, including but not limited to: estimated potential top and bottom line growth prospects of 15% to 20% over the next 12 to 18 months, superior and defendable business model, strong management team, self-funding growth capabilities, attractive valuation on both an absolute and relative basis, high levels of inside ownership and a strong balance sheet.  Investments in the Fund’s portfolio are selected by applying the Adviser’s bottom-up fundamental process in conjunction with selected investment themes.

Theme-based investing is used to emphasize industries and/or sectors of the economy that have better growth prospects than others.  Themes can be macro, such as energy or interest rates, or micro, such as flat panel screens within the technology sector.  Themes are derived as a result of numerous face-to-face company meetings.  Once a theme is identified, the Adviser attempts to find individual small-cap companies that will benefit from the theme and performs fundamental analysis and additional due diligence on those it believes have the strongest business models, management teams and valuations.  A portion of the Fund’s investments will be theme-based, while the remainder of the portfolio companies may be selected based on a company advantage identified by the Adviser.

In assessing whether an individual small-cap company has an advantage, the Adviser studies the company’s business model, analyzes the resources it has available and develops a comfort level with management’s ability to execute.  The Adviser’s process also includes assessing changes in a company’s ability to sustain its growth profile, which may be the result of altering market forces, a drain on the company’s resources or poor execution by management.  If the Adviser believes that a company will increase or sustain its growth profile, the company is a target for investment.

The Adviser utilizes a risk management process that includes an alert when a company exhibits fundamental deterioration and is not performing consistent with its peers and the overall market.  The Adviser also employs technical analysis as a supplemental tool to screen for companies that are performing poorly on an absolute basis.  Companies that are identified through these processes are candidates for sale.  The Adviser generally sells a security when it reaches its target price, the Adviser no longer believes it meets its investment criteria or when a more attractive investment is discovered.

1492 Small Cap Value Fund

Principal Investment Strategies

In selecting investments for the Fund, the Adviser utilizes a bottom-up approach which focuses on companies with value characteristics, including but not limited to: strong management team, return on capital, competitive advantages, strong financial condition, self-funding growth prospects trading at or below intrinsic value, history of paying a dividend and attractive valuation.  Investments in the Fund’s portfolio are selected by applying fundamental research including the Adviser’s proprietary valuation process referred to as “triangulating,” which incorporates financial criteria and ratios from three sources:  a small-cap company’s (1) balance sheet, (2) income statement and (3) cash flow statement.  These criteria and ratios include price to tangible book, high cash balances, low debt and cash flow generation from improved asset utilization.  The Adviser begins with the balance sheet to identify a tangible asset that could provide a margin of safety for investors in the event of a down market, and seeks companies with a net asset value or tangible book value that will support the stock price if earnings become depressed.  The cash flow statement helps the Adviser understand the cash-generating capability of the company.  The Adviser believes that the ability to generate free cash flow ultimately drives the value of a company.  Studying the income statement through previous market cycles gives an idea of the degree to which the business model fluctuates during both growth and recessionary periods.  The Adviser believes that all companies and industries are cyclical in the long term, and that identifying the company’s peak and trough earnings power leads to an estimate of the “normal” earnings power during mid-cycle.  In addition, the Adviser’s process emphasizes checks with customers and vendors, studying publicly available company information, normalized earnings metrics, enterprise value, sales, and EBITDA ratios to uncover the earnings power of a company’s balance sheet.

Theme-based investing is used to emphasize industries and/or sectors of the economy that may outperform others. Themes can be macro, such as energy or interest rates, or micro, such as flat panel screens within the technology sector.  Themes are derived as a result of numerous face-to-face company meetings.  Once a theme is identified, the Adviser attempts to find the “second or third derivatives” of the theme that are more likely to be undiscovered and have better value.  In other words, a second or third derivative would be a company’s suppliers or competitors that may indirectly benefit from the theme, rather than the company that may benefit directly.  The Adviser expects that the theme will act as a catalyst to unlock value, which will boost the company’s performance and in turn, the company’s stock.  A portion of the Fund’s investments will be selected based on themes, while the remainder of the portfolio investments will be selected based on a company advantage identified by the Adviser.

The Adviser generally sells a security when it reaches its target price, the Adviser no longer believes it meets its investment criteria or when a more attractive investment is discovered.

General Investment Policies of the Funds

Exchange-Traded Funds.  Each Fund may invest in exchange-traded funds (“ETFs”), including ETFs that invest primarily in small-cap companies.

Temporary Strategies; Cash or Similar Investments.  From time to time, each Fund may take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies, in attempting to respond to adverse market, economic, political or other conditions.  For example, a Fund may hold up to 100% of its assets in cash, short-term U.S. Government securities, money market instruments, other investment companies including money market funds and exchange-traded funds, investment grade fixed income securities, or repurchase agreements.  To the extent consistent with each Fund’s principal strategy of investing at least 80% of its net assets in small-cap companies, during normal market conditions, a Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its investment strategies.  As a result of engaging in these defensive measures, a Fund may not achieve its investment objective.

Change in Investment Objective.  Each Fund’s investment objective may be changed without shareholder approval; except that a Fund may not change its policy of investing at least 80% of its net assets in small-cap companies without at least 60 days’ prior written notice to shareholders.

Principal Risks of Investing in the Funds

Before investing in the Funds, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take.  Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in a Fund over short or even long periods of time.  An investment in a Fund is not insured or guaranteed by any government agency.  As with any mutual fund investment, each Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund.  The principal risks of investing in the Funds are:

•
General Market Risk.  The market value of a security may move up or down, sometimes rapidly and unpredictably.  These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time.  Market risk may affect a single issuer, industry, sector of the economy or the market as a whole.  U.S. and international markets have experienced significant volatility in recent years.  The fixed income markets have experienced substantially lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default and valuation difficulties.  Concerns have spread to domestic and international equity markets.  In some cases, the stock prices of individual companies have been negatively impacted even though there may be little or no apparent degradation in the financial condition or prospects of that company.  As a result of this significant volatility, many of the following risks associated with an investment in a Fund may be increased.  Continuing market problems may have adverse effects on the Funds.

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Management Risk.  The ability of a Fund to meet its investment objective is directly related to the Adviser’s investment strategies for the Fund.  The value of your investment in a Fund may vary with the effectiveness of the Adviser’s research, analysis and asset allocation among portfolio securities.  If the Adviser’s investment strategies do not produce the expected results, the value of your investment could be diminished or even lost entirely.

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New Fund Risk.  There can be no assurance that a Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate a Fund.  Liquidation of a Fund can be initiated without shareholder approval by the Board of Trustees if it determines it is in the best interest of shareholders.  As a result, the timing of any Fund liquidation may not be favorable to certain individual shareholders.

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Equity Market Risk.  Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.  These investor perceptions are based on various and unpredictable factors including: expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic and banking crises.  If you held common stock, or common stock equivalents, of any given issuer, you would generally be exposed to greater risk than if you held preferred stocks and debt obligations of the issuer because common stockholders, or holders of equivalent interests, generally have inferior rights to receive payments from issuers in comparison with the rights of preferred stockholders, bondholders and other creditors of such issuers.

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Convertible Securities Risk.  A convertible security is a fixed income security (a debt instrument or a preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer.  Convertible securities are senior to common stock in an issuer’s capital structure, but are usually subordinated to similar non-convertible securities.  While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar non-convertible security), a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security’s underlying common stock.

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Preferred Stock Risk. Preferred stocks rated in the lowest categories of investment grade have speculative characteristics. Changes in economic conditions or other circumstances that have a negative impact on the issuer are more likely to lead to a weakened capacity to pay the preferred stock obligations than is the case with higher grade securities.

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Growth Style Risk (Small Cap Growth Fund Only).  Growth stocks are stocks of companies believed to have above-average potential for growth in revenue and earnings.  The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks.  Growth stocks may not perform as well as value stocks or the stock market in general.

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Value Style Risk (Small Cap Value Fund Only).  Value stocks may react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks.  Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks.  However, value stocks may continue to be inexpensive for long periods of time and may not ever realize their full value.

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Small-Cap Company Risk.  Generally, nano-cap, micro-cap, small-cap and less seasoned companies have more potential for rapid growth.  They also often involve greater risk than large- or mid-cap companies, and these risks are passed on to the Funds.  These smaller-cap companies may not have the management experience, financial resources, product diversification and competitive strengths of large- or mid-cap companies and, therefore, their securities tend to be more volatile than the securities of larger, more established companies, making them less liquid than other securities.  Nano-, micro- and small-cap companies may have shorter histories or operations, less access to financing and less diversified product lines, making them more susceptible to market pressures and more likely to have volatile stock prices.  Nano-, micro- and small-cap company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks.  Because of this, if the Adviser wants to sell a large quantity of a smaller-cap company’s stock, it may have to sell at a lower price than it might prefer, or it may have to sell in smaller than desired quantities over a period of time.  Given these risks, an investment in the Funds may be more suitable for long-term investors who are willing to bear the risk of these fluctuations.

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Other Investment Companies Risk.  Federal law generally prohibits a mutual fund (such as the Funds) from acquiring shares of an investment company if, immediately after such acquisition, the fund and its affiliated persons would hold more than 3% of such investment company’s total outstanding shares.  This prohibition may prevent a Fund from allocating its investments in an optimal manner.  You will indirectly bear fees and expenses charged by the underlying funds in addition to a Fund’s direct fees and expenses and, as a result, your cost of investing in such Fund will generally be higher than the cost of investing directly in the underlying fund shares.

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Exchange-Traded Funds Risk.  An investment in an ETF generally presents the same primary risks as an investment in a conventional mutual fund (i.e., one that is not exchange traded) that has the same investment objective, strategies and policies.   The price of an ETF can fluctuate within a wide range, and a Fund could lose money when investing in an ETF if the prices of the securities owned by the ETF go down.  In addition, ETFs are subject to the following risks that do not apply to conventional mutual funds: (1) the ETF’s shares may trade at a discount to their NAV; (2) an active trading market for an ETF’s shares may not develop or be maintained; or (3) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.  Additionally, ETFs have management fees, which increase their cost.

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Foreign Securities Risk.  To the extent that a Fund invests in securities of foreign issuers, including ADRs, your investment in the Fund is subject to foreign securities risk.  Investing in securities of foreign companies involve risks not generally associated with investments in securities of U.S. companies, including risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.  Securities that are denominated in foreign currencies are subject to the further risk that the value of the foreign currency will fall in relation to the U.S. dollar and/or will be affected by volatile currency markets or actions of U.S. and foreign governments or central banks.  In addition to developed markets, the Funds may invest in emerging markets, which are markets of countries in the initial stages of industrialization and that generally have low per capita income.  In addition to the risks of foreign securities in general, countries in emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

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Options and Futures Risk.  Options and futures contracts are subject to the same risks as the securities in which the Funds invest directly, but also may involve risks different from, and possibly greater than, the risks associated with investing directly in securities.  Investments in options and futures involve additional costs, may be more volatile than other investments and may involve a small initial investment relative to the risk assumed.  If the Adviser incorrectly forecasts the value of securities in using an option or futures contract, a Fund might have been in a better position if the Fund had not entered into the contract.  In addition, the value of an option or future may not correlate perfectly to the underlying securities index or overall securities markets.

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Initial Public Offering Risk.  The Fund may purchase securities of companies that are offered pursuant to an IPO.  The risk exists that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer.  The purchase of IPO shares may involve high transaction costs.  IPO shares are subject to market risk and liquidity risk.  When the Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund.  As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance.

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High Portfolio Turnover Rate Risk (Small Cap Growth Fund Only).  The Fund’s investment strategy may result in high portfolio turnover rates.  This could generate capital gains that must be distributed to shareholders as short-term capital gains taxed at ordinary income tax rates (currently as high as 35%) and could increase brokerage commission costs.  To the extent that the Fund experiences an increase in brokerage commissions due to a higher turnover rate, the performance of the Fund could be negatively impacted by the increased expenses incurred by the Fund.

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Government Securities Risk. It is possible that the U.S. Government would not provide financial support to its agencies or instrumentalities if it is not required to do so by law.  If a U.S. Government agency or instrumentality in which the Fund invests defaults and the U.S. Government does not stand behind the obligation, the Fund’s share price or yield could fall. Securities of U.S. Government sponsored entities, such as Freddie Mac or Fannie Mae, are neither issued nor guaranteed by the U.S. Government.  The U.S. Government’s guarantee of ultimate payment of principal and timely payment of interest of the U.S. Government securities owned by the Fund does not imply that the Fund’s shares are guaranteed by the Federal Deposit Insurance Corporation or any other government agency, or that the price of the Fund’s shares will not fluctuate.

Portfolio Holdings Information

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Statement of Additional Information.

Additional Information About Management of the Funds

The Adviser

1492 Capital Management, LLC, 309 North Water Street, Suite 505, Milwaukee, Wisconsin 53202, serves as the adviser to the Funds.  The Adviser has overall supervisory management responsibility for the general management and investment of each Fund’s portfolio.  The Adviser sets each Fund’s overall investment strategies, identifies securities for investment, determines when securities should be purchased or sold, selects brokers or dealers to execute transactions for each Fund’s portfolio and votes any proxies solicited by portfolio companies.  The Adviser, which began operations in 2008, is a multi-strategy investment firm serving institutional and private clients.

For its advisory services, the Adviser is entitled to receive an annual fee of 1.00% of each Fund’s average daily net assets. The Adviser also has contractually agreed to waive its management fee and/or reimburse certain Fund operating expenses, but only to the extent necessary so that total annual operating expenses, (excluding brokerage fees and commissions; borrowing costs, such as (a) interest and (b) dividend expenses on securities sold short; taxes; any indirect expenses, such as acquired fund fees and expenses; any 12b-1 fees, and extraordinary litigation expenses) do not exceed 1.10% of the Fund’s average daily net assets.  The contractual agreement is in effect through March 31, 2013.  Any fee waiver and expense reimbursement by the Adviser is subject to repayment by the applicable Fund within the three fiscal years following the fiscal year in which the waiver or reimbursement was incurred, provided that the Fund is able to make the repayment without exceeding the applicable expense limitation.

The Adviser, not the Funds, may pay certain financial institutions a fee for providing distribution-related services and/or for performing certain administrative servicing functions for a Fund’s shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.  The Funds may from time to time purchase securities issued by financial institutions that provide such services; however, in selecting investments for a Fund, no preference will be shown for such securities.

The Funds’ initial semi-annual report to shareholders will contain information about the factors that the Board of Trustees considered in approving the Advisory Agreement with the Adviser.

Portfolio Managers

Each Fund is managed by a team of portfolio managers, each of whom shares responsibility in managing the applicable Fund and making decisions regarding the Fund’s investments.  Mr. Frohna has ultimate decision-making authority with regard to the Small Cap Growth Fund, and Mr. Hathaway has ultimate decision-making authority with regard to the Small Cap Value Fund.  The SAI provides additional information about the portfolio managers’ compensation, other accounts managed and ownership of securities in the Funds.

1492 Small Cap Growth Fund

Joseph A. Frohna – Founding Principal and Portfolio Manager
Mr. Frohna has managed public mutual funds and private accounts for institutional and individual investors since 1997.  Mr. Frohna is a founding principal of 1492 Capital Management, LLC, which was founded in 2008, and he has served as lead portfolio manager of its Small Cap Growth strategy since inception.  From 2007 to 2008, Mr. Frohna managed his personal assets.  From 2004 to 2007, Mr. Frohna founded and was CEO of Cortina Asset Management and lead portfolio manager of the Cortina Small Cap Growth strategy.  From 1997 to early 2004, he was the portfolio manager of the First American Small Cap Growth Opportunities Fund (formerly the Firstar Small Cap Growth and Firstar Microcap Fund) and separate institutional and individual small cap growth portfolios.  Mr. Frohna received a B.B.A. in Accounting from the University of Wisconsin -Whitewater and an M.B.A. in Finance from the University of Michigan.  He is a Certified Public Accountant and has passed the CFA examination program.

Robert C. Damron – Portfolio Manager
Mr. Damron has been a co-portfolio manager of the Adviser’s Small Cap Growth strategy since its inception in 2008.  Mr. Damron has 16 years experience as a senior sell-side equity analyst providing timely stock ideas to a nationwide clientele.  Prior to joining 1492 Capital Management, he was owner and president of 21st Century Equities, an independent equity research firm focusing on small-cap companies, from 2003 to 2008.  Mr. Damron received his undergraduate degree in Finance from Miami University (Ohio) and his M.B.A. from Cleveland State University.

1492 Small Cap Value Fund

D. Rodney Hathaway – Portfolio Manager
Mr. Hathaway has managed both a public mutual fund and private accounts for individuals and institutions since 2001.  Mr. Hathaway joined 1492 Capital Management in 2008, as lead manager of the Small Cap Value strategy.  Mr. Hathaway founded and was president of Hathaway-Nguyen Capital Management, Inc., an investment consultancy firm focused on Vietnam, where he was born.  He has 16 years of experience as an investment professional in the U.S. and previously spent 10 years, from November 1997 through August 2007, with Heartland Advisors, Inc., a nationally recognized firm based in Milwaukee, Wisconsin.  Mr. Hathaway completed two years of coursework in engineering at Brigham Young University and later received his B.B.A. from the University of Wisconsin-Milwaukee, graduating cum laude. He received his M.B.A. from the Fisher College of Business at The Ohio State University, in the executive program.  He holds the Chartered Financial Analyst (CFA©) designation and is a member of both the CFA Institute and the CFA Society of Milwaukee.

Adam M. France – Portfolio Manager
Mr. France joined the Adviser in 2009 as a senior analyst, and he was promoted to co-portfolio manager of the Small Cap Value strategy in January 2011.  Mr. France has 12 years of experience as a small cap buyside analyst/portfolio manager.  Prior to joining 1492 Capital Management, he was the co-portfolio manager for the Keen Vision Fund, a small cap long/short fund focused on contrarian and undiscovered investment opportunities.  Mr. France joined Keane Capital in 2005.  Mr. France is a cum laude graduate of Duke University with a B.A. in Economics and English.  He received an M.B.A. in Finance from the University of Michigan where he was awarded the Dean’s Fellowship.  He holds the Chartered Financial Analyst (CFA©) designation and is a member of both the CFA Institute and the CFA Society of Milwaukee.

Shareholder Information

How to Purchase Shares

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. This means that when you open an account, we will ask for your name, residential address, date of birth, government identification number and other information that will allow us to identify you. We also may ask to see your driver’s license or other identifying documents, and may take additional steps to verify your identity.  If we do not receive these required pieces of information, there may be a delay in processing your investment request, which could subject your investment to market risk.  If we are unable to immediately verify your identity, the Funds may restrict further investment until your identity is verified.  However, if we are unable to verify your identity, the Funds reserve the right to close your account without notice and return your investment to you at the applicable Fund’s NAV determined on the day in which your account is closed.  If we close your account because we are unable to verify your identity, your investment will be subject to market fluctuation, which could result in a loss of a portion of your principal investment.
The minimum investment in each Fund is described below:

To open an account	$10,000
To add to an account	$ 250
Minimum balance to maintain an account	$10,000

The Adviser may, in its sole discretion, waive these minimums for individual retirement accounts (IRAs) and in certain other circumstances.  Each Fund may waive or lower investment minimums for investors who invest in the Fund through an asset-based fee program made available through a financial intermediary. If your investment is aggregated into an omnibus account established by an investment advisor, broker or other intermediary, the account minimums apply to the omnibus account, not to your individual investment; however, the financial intermediary may also impose minimum requirements that are different from those set forth in this prospectus.  If you choose to purchase or redeem shares directly from a Fund, you will not incur charges on purchases and redemptions (other than for short-term redemptions).  However, if you purchase or redeem shares through a broker-dealer or another intermediary, you may be charged a fee by that intermediary.

Initial Purchase

By Mail - To be in proper form, your initial purchase request must include:

•	a completed and signed investment application form; and
•	a personal check with name pre-printed (subject to the minimum amounts) made payable to the appropriate Fund

Mail the application and check to:

U.S. Mail:    1492 Small Cap Growth Fund or                              Overnight: 1492 Small Cap Growth Fund or
1492 Small Cap Value Fund                                                          1492 Small Cap Value Fund
c/o Huntington Asset Services, Inc.                                              c/o Huntington Asset Services, Inc.
P.O. Box 6110                                                                                2960 N. Meridian St., Suite 300
Indianapolis, Indiana 46206-6110                                                Indianapolis, Indiana 46208

By Wire - You may also purchase shares of each Fund by wiring federal funds from your bank, which may charge you a fee for doing so.  To wire money, you must call Shareholder Services at (877) 571-1492 to obtain instructions on how to set up your account and to obtain an account number.

You must provide a signed application to Huntington Asset Services, Inc., at the above address in order to complete your initial wire purchase.  Wire orders will be accepted only on a day on which the Funds, their custodian and transfer agent are open for business.  A wire purchase will not be considered made until the wired money is received and the purchase is received by the appropriate Fund.  The purchase price per share will be the net asset value next determined after the wire purchase is received by a Fund.  Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Funds or the transfer agent.  There is presently no fee for the receipt of wired funds, but the Funds may charge shareholders for this service in the future.

Additional Investments

You may purchase additional shares of the Funds at any time (subject to minimum investment requirements) by mail, wire or automatic investment.  Each additional mail purchase request must contain:

-your name
-the name on your account(s)
-your account number(s)
-a check made payable to your Fund

Checks should be sent to the appropriate Fund at the address listed under the heading “Initial Purchase – By Mail” in this prospectus.  To send a bank wire, follow the instructions outlined under the heading “Initial Purchase – By Wire” in this prospectus.

Automatic Investment Plan

You may make regular investments in the Funds with an Automatic Investment Plan by completing the appropriate section of the account application or completing a systematic investment plan form with the proper signature guarantee and attaching a voided personal check.  Investments may be made monthly to allow dollar-cost averaging by automatically deducting $100 or more from your bank checking account.  You may change the amount of your monthly purchase at any time.  If an Automatic Investment Plan purchase is rejected by your bank, your shareholder account will be charged a fee to defray bank charges.

Tax Sheltered Retirement Plans

Shares of the Funds may be an appropriate investment medium for tax-sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pensions (SEPs); 401(k) plans; qualified corporate pension and profit-sharing plans (for employees); tax-deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans.  You should contact the Funds’ transfer agent for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options.  Please consult with an attorney or tax advisor regarding these plans. You must pay custodial fees for your IRA by redemption of sufficient shares of the applicable Fund from the IRA unless you pay the fees directly to the IRA custodian.  Call Shareholder Services about the IRA custodial fees.

Other Purchase Information

The Funds may limit the amount of purchases and refuse to sell shares to any person.  If your check or wire does not clear, you will be responsible for any loss incurred by a Fund.  You may be prohibited or restricted from making future purchases in either Fund.  Checks must be made payable to the appropriate Fund.  The Funds and their transfer agent may refuse any purchase order for any reason.  Cash, third party checks (except for properly endorsed IRA rollover checks), counter checks, starter checks, traveler’s checks, money orders, (other than money orders issued by a bank), credit card checks, and checks drawn on non-U.S. financial institutions will not be accepted.  Cashier’s checks, bank official checks, and bank money orders may be accepted in amounts greater than $10,000.  In such cases, a fifteen (15) business day hold will be applied to the funds (which means that you may not receive proceeds from the redemption of your shares until the holding period has expired).  Cashier’s checks and bank official checks in amounts less than $10,000 will also be accepted for IRA transfers from other financial institutions.

The Funds have authorized certain broker-dealers and other financial institutions (including their designated intermediaries) to accept on their behalf purchase and sell orders.  A Fund is deemed to have received an order when the authorized person or designee accepts the order, and the order is processed at the net asset value next calculated thereafter.  It is the responsibility of the broker-dealer or other financial institutions (including their designated intermediaries) to transmit orders promptly to the Funds’ transfer agent.

How to Exchange Shares

You may exchange your shares of one Fund for shares of the other Fund.  In general, the same rules and procedures that apply to sales and purchases apply to exchanges. You may call Shareholder Services at (877) 571-1492 to exchange shares.  An exchange may also be made by written request signed by all registered owners of the account mailed to the address listed above.  Requests for exchanges received prior to close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) will be processed based on the next determined net asset value (“NAV”) as of the close of business on the same day.

An exchange is made by selling shares of one Fund and using the proceeds to buy shares of another Fund, with the NAV for the sale and the purchase calculated on the same day.  An exchange results in a sale of shares for federal income tax purposes.  If you make use of the exchange privilege, you may realize either a long-term or short-term capital gain or loss on the shares sold.

Before making an exchange, you should consider the investment objective of the Fund to be purchased.  If your exchange creates a new account, you must satisfy the requirements of the Fund in which shares are being purchased.  You may make an exchange to a new account or an existing account; however, the account ownership must be identical.  Exchanges may be made only in states where an exchange may legally be made.  The Funds reserve the right to terminate or modify the exchange privilege at any time.

How to Redeem Shares

You may receive redemption payments by check or federal wire transfer.  The proceeds may be more or less than the purchase price of your shares, depending on the market value of a Fund’s securities at the time of your redemption.  A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer.  This fee is subject to change.  Any charges for wire redemptions will be deducted from your account by redemption of shares.  The Funds do not intend to redeem shares in any form except cash.  However, if the amount you are redeeming is over the lesser of $250,000 or 1% of a Fund’s net asset value, each Fund has the right to redeem your shares by giving you the amount that exceeds the lesser of $250,000 or 1% of the Fund’s net asset value in securities instead of cash.  In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund.  If you redeem your shares through a broker-dealer or other institution, you may be charged a fee by that institution.

By Mail - You may redeem any part of your account in a Fund at no charge by mail.  Your request should be addressed to:

U.S. Mail:    1492 Small Cap Growth Fund or                              Overnight: 1492 Small Cap Growth Fund or
1492 Small Cap Value Fund                                                          1492 Small Cap Value Fund
c/o Huntington Asset Services, Inc.                                              c/o Huntington Asset Services, Inc.
P.O. Box 6110                                                                                2960 N. Meridian St., Suite 300
Indianapolis, Indiana 46206-6110                                                Indianapolis, Indiana 46208

Your request for a redemption must include your letter of instruction, including the Fund name, account number, account name(s), the address, and the dollar amount or number of shares you wish to redeem.  Requests to sell shares that are received in good order are processed at the net asset value next calculated after a Fund receives your order in proper form.  To be in proper order, your request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered.  A Fund may require that signatures be guaranteed if you request the redemption check be made payable to any person other than the shareholder(s) of record, mailed to an address other than the address of record, or if the mailing address has been changed within 30 days of the redemption request, or in certain other circumstances, such as to prevent unauthorized account transfers or redemptions.  A Fund may also require a signature guarantee for redemptions of $25,000 or more.  Signature guarantees are for the protection of shareholders.  You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public.  All documentation requiring a signature guarantee stamp must utilize a New Technology Medallion stamp, generally available from the bank where you maintain a checking or savings account.  For joint accounts, both signatures must be guaranteed.  Please call Shareholder Services at (877) 571-1492 if you have questions.  At the discretion of the Funds or the Funds’ transfer agent, a shareholder, prior to redemption, may be required to furnish additional legal documents to insure proper authorization.

By Telephone - You may redeem any part of your account (up to $25,000) in a Fund by calling Shareholder Services at (877) 571-1492.  You must first complete the Optional Telephone Redemption and Exchange section of the investment application or provide a signed letter of instructions with the proper signature guarantee stamp to institute this option.  The Funds, the transfer agent and the custodian are not liable for following redemption or exchange instructions communicated by telephone to the extent that they reasonably believe the telephone instructions to be genuine.  However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions.  Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

The Funds or the transfer agent may terminate the telephone redemption procedures at any time.  During periods of extreme market activity, it is possible that shareholders may encounter some difficulty in telephoning a Fund, although neither the Funds nor the transfer agent have ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges.  If you are unable to reach the Funds by telephone, you may request a redemption or exchange by mail.

Additional Information - If you are not certain of the requirements for a redemption please call Shareholder Services at (877) 571-1492.  Redemptions specifying a certain date or share price cannot be accepted and will be returned.  You will be mailed the proceeds on or before the fifth business day following the redemption.  However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days.  Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing, or under any emergency circumstances (as determined by the Securities and Exchange Commission) the Funds may suspend redemptions or postpone payment dates.  You may be assessed a fee if a Fund incurs bank charges because you direct the Fund to re-issue a redemption check.

Redemption proceeds sent by check by a Fund and not cashed within 180 days will be reinvested in the applicable Fund at the current day’s NAV.  Redemption proceeds that are reinvested are subject to market risk like any other investment in a Fund.

Because the Funds incur certain fixed costs in maintaining shareholder accounts, the Funds may require you to redeem all of your shares in a Fund on 30 days’ written notice if the value of your shares in the Fund is less than $10,000 due to redemptions, or such other minimum amount as the Fund may determine from time to time.  You may increase the value of your shares in a Fund to the minimum amount within the 30-day period.  All shares of a Fund are also subject to involuntary redemption if the Board of Trustees determines to liquidate a Fund.  In such event, pursuant to the Agreement and Declaration of Trust, the Board may close a Fund with notice to shareholders but without having to obtain shareholder approval. An involuntary redemption will create a capital gain or capital loss which may have tax consequences about which you should consult your tax advisor.

Funds’ Policy on Market Timing.  The Funds discourage market timing.  Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements, and may result in dilution of the value of a Fund’s shares held by long-term shareholders, disrupt portfolio management and increase a Fund’s expenses for all shareholders.  The Board of Trustees has adopted a policy directing each Fund to reject any purchase order with respect to any investor, a related group of investors or their agent(s), where it detects a pattern of purchases and sales of a Fund that indicates market timing or trading that it determines is abusive.  This policy generally applies to all of the Funds’ shareholders.  To discourage short-term traders and/or market timers from investing in each Fund,  a 2.00% short-term redemption fee will be assessed by each Fund against investment proceeds withdrawn within 60 calendar days of investment.  Fund shares received from reinvested distributions or capital gains are not subject to the redemption fee.  After excluding any shares that are associated with reinvested distributions from the redemption fee calculation, each Fund uses a “first-in, first-out” method to determine the 60-day holding period.  Thus, if you bought shares on different days, the shares purchased first will be redeemed first for purposes of determining whether the redemption fee applies.  The proceeds collected from redemption fees will be used for the benefit of existing shareholders.  The Funds' Administrator performs automated monitoring of any short-term trading activity in each Fund’s shares, and any instance of suspected short-term trading is investigated by the Administrator’s compliance department.  If such trades were deemed to be a violation of the Funds' short-term trading policy, then the Adviser would be notified and action taken, such as suspending future purchases by the short-term trader.  The Administrator provides a quarterly certification to the Board of Trustees, confirming that it has monitored shareholders’ trades for potential short-term trading activity and, if such activity were to be discovered, the Administrator would be required to report such short-term trading to the Board of Trustees.

If you invest in a Fund through a bank, broker-dealer, 401(k) plan, financial advisor or financial supermarket (“Financial Intermediary”), the Financial Intermediary may, in lieu of charging the redemption fee set forth in this Prospectus, enforce its own market timing policy.  “Omnibus accounts” that include multiple customers of the Financial Intermediary also will be exempt from the redemption fee if the Financial Intermediary does not track and/or process redemption fees. Additionally, the transfer of shares from one retirement account to another, accounts participating in a wrap fee program and redemptions caused by decisions of employer-sponsored retirement plans may be exempt from the redemption fee.  Redemption fees may be waived for mandatory retirement withdrawals, systematic withdrawals, redemptions made to pay for various administrative fees and, at the sole discretion of a Fund’s Adviser, due to changes in an investor’s circumstances, such as death.  No exceptions will be granted to persons believed by a Fund to be “market-timers.”

While both Funds attempt to deter market timing, there is no assurance that either Fund will be able to identify and eliminate all market timers.  Despite a Fund’s efforts to detect and prevent abusive trading activities, it may be difficult to identify such activity in certain omnibus accounts traded through a financial intermediary.  Omnibus accounts typically provide a Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated is not known by a Fund.  Consequently, a Fund may not have knowledge of the identity of investors and their transactions.  The netting effect often makes it more difficult to apply redemption fees, and there can be no assurance that either Fund will be able to apply the fee to such accounts in an effective manner.  Under a federal rule, each Fund is required to have an agreement with many of its intermediaries obligating the intermediaries to provide, upon the Fund’s request, information regarding the intermediaries’ customers and their transactions.  However, there can be no guarantee that all excessive, short-term or other abusive trading activities will be detected, even with such an agreement in place.  Certain intermediaries, in particular retirement plan sponsors and administrators, may have less restrictive policies regarding short-term trading.  In addition to the redemption fee, each Fund reserves the right to reject any purchase order for any reason, including purchase orders that it does not think are in the best interest of the Fund or its shareholders, or if the Fund thinks that trading is abusive.  Neither Fund has entered into any arrangements with any person to permit frequent purchases and redemptions of Fund Shares.

Determination of Net Asset Value

The price you pay for your shares is based on the applicable Fund’s net asset value per share (“NAV”).  The NAV is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for business (the Stock Exchange is closed on weekends, most Federal holidays and Good Friday). The NAV is calculated by dividing the value of a Fund’s total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding.  Requests to purchase and sell shares are processed at the NAV next calculated after a Fund receives your order in proper form.

Each Fund’s assets generally are valued at their market value.  If market quotations are not readily available, or if an event occurs after the close of the trading market but before the calculation of a Fund’s NAV that materially affects the value, the security will be valued by the Fund’s Adviser at a fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Adviser according to procedures approved by the Board of Trustees.  Fair valuation also is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.  Without fair valuation, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors.  Fair valuation of a Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of a Fund’s NAV by short-term traders, or that a Fund will realize fair valuation upon the sale of a security.

Dividends, Distributions and Taxes

Dividends and Distributions

Each Fund typically distributes to its shareholders as dividends substantially all of its net investment income and any realized net capital gains.  These distributions are automatically reinvested in the applicable Fund unless you request cash distributions on your application or through a written request.  Each Fund expects that its distributions will consist primarily of net realized capital gains.  Each Fund declares and pays dividends at least annually.

Tax Consequences

Net investment income distributed by the Funds generally will consist of interest income, if any, and dividends received on investments, less expenses.  The dividends you receive, whether or not reinvested, will be taxed as ordinary income except as discussed below (including in the table).

Each Fund will typically distribute net realized capital gains to its shareholders once a year.  Capital gains are generated when a Fund sells its capital assets for a profit.  Capital gains are taxed differently depending on how long a Fund has held the capital asset sold.  Distributions of gains recognized on the sale of capital assets held for one year or less are taxed at ordinary income rates; distributions of gains recognized on the sale of capital assets held longer than one year are taxed at long-term capital gains rates regardless of how long you have held your shares.  If a Fund distributes an amount exceeding its income and gains, this excess will generally be treated as a non-taxable return of capital.

Unless you indicate another option on your account application, any dividends and capital gain distributions paid to you by a Fund automatically will be invested in additional shares of that Fund.  Alternatively, you may elect to have: (1) dividends paid to you in cash and the amount of any capital gain distributions reinvested; or (2) the full amount of any dividends and capital gain distributions paid to you in cash.  Each Fund will send dividends and capital gain distributions elected to be received as cash to the address of record or bank of record on the applicable account.  Your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares if any of the following occur:

•	Postal or other delivery service is unable to deliver checks to the address of record;
•	Dividends and capital gain distributions are not cashed within 180 days; or
•	Bank account of record is no longer valid.

Dividends and capital gain distribution checks issued by a Fund which are not cashed within 180 days will be reinvested in the applicable Fund at the current day’s NAV.  When reinvested, those amounts are subject to market risk like any other investment in a Fund.

You may want to avoid making a substantial investment when a Fund is about to make a taxable distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares.

Selling shares (including redemptions) and receiving distributions (whether reinvested or taken in cash) usually are taxable events to the Funds’ shareholders.  These transactions typically create the following tax liabilities for taxable accounts:

Summary of Certain Federal Income Tax Consequences for Taxable Accounts

The following discussion reflects current law.

Type of Transaction	Tax Status

Qualified dividend income	Generally maximum 15% on non-corporate taxpayers

Net short-term capital gain distributions	Ordinary income rate

Net long-term capital gain distributions	Generally maximum 15% on non-corporate taxpayers*

Sales of shares (including redemptions) owned more than one year	Gains taxed at generally maximum 15% on non-corporate taxpayers*

Sales of shares (including redemptions) owned for one year or less	Gains are taxed at the same rate as ordinary income; losses are subject to special rules

*For gains realized through December 31, 2012.

Through December 31, 2012, designated dividends paid by a Fund to non-corporate shareholders generally will qualify for a maximum federal income tax rate of 15% to the extent such dividends are attributable to qualified dividend income from the Fund’s investment in common and preferred stock of U.S. and foreign corporations, provided that certain holding period and other requirements are met.  However, to the extent that a Fund has ordinary income from investments in debt securities, for example, such as interest income, dividends paid by the Fund and attributable to that income will not qualify for the reduced tax rate.

If shares of a Fund are purchased within 30 days before or after redeeming other shares of the Fund at a loss, all or a portion of that loss will not be deductible and will increase the basis of the newly purchased shares.  If shares of a Fund are sold at a loss after being held by a shareholder for six months or less, the loss will be long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on the shares.

If you are a non-corporate shareholder and if a Fund does not have your correct social security or other taxpayer identification number, federal law requires us to withhold and pay to the Internal Revenue Service 28% of your distributions and sales proceeds.  If you are subject to back up withholding, we also will withhold and pay to the IRS 28% of your distributions (under current law).  Any tax withheld may be applied against the tax liability on your federal income tax return.

Because your tax situation is unique, you should consult your tax professional about federal, state and local tax consequences.

Cost Basis Reporting. As of January 1, 2012, federal law requires that mutual fund companies report their shareholders' cost basis, gain/loss, and holding period to the Internal Revenue Service on the fund’s shareholders’ Form 1099s when “covered” securities are sold. Covered securities are any regulated investment company and/or dividend reinvestment plan shares acquired on or after January 1, 2012.

Effective January 1, 2012, the Fund has chosen average cost as its default tax lot identification method for all shareholders. This tax lot identification method is the way the Fund will determine which specific shares are deemed to be sold when there are multiple purchases (including reinvested dividends and capital gain distributions) on different dates at differing net asset values, and the entire position is not sold at one time. The Fund’s default tax lot identification method is the method covered shares will be reported on your Consolidated Form 1099 if you do not select a specific tax lot identification method. You may choose a method different than the Fund’s default lot identification method and will be able to do so at the time of your purchase or upon the sale of covered shares. Please refer to the appropriate Treasury Department regulations or consult your tax advisor with regard to your personal circumstances.

General Disclaimer. For covered securities, the Fund is responsible for maintaining accurate cost basis and tax lot identification information for tax reporting purposes. The Fund is not responsible for the reliability or accuracy of the information for those securities that are not "covered." The Fund and its service providers do not provide tax advice. You should consult independent sources, which may include a tax professional, with respect to any decisions you may make with respect to choosing a tax lot identification method.

Financial Highlights

Because the Funds have recently commenced operations, there are no financial highlights available at this time.

Appendix to the Prospectus

Adviser’s Prior Performance

The performance information is provided to illustrate the prior performance of 1492 Capital Management, LLC (the “Adviser”), investment adviser of the 1492 Small Cap Growth Fund and the 1492 Small Cap Value Fund (the “Funds”), in managing the Adviser’s Small Cap Growth and Small Cap Value portfolios, each separate composites of portfolios managed by the Adviser for the years ended December 31, 2010 and since inception.  The Small Cap Growth and Small Cap Value portfolio composites include all fee-paying, discretionary accounts with a minimum initial balance of $100,000 that are managed by the Adviser with investment objectives, policies and strategies substantially similar to those that will be used to manage the 1492 Small Cap Growth Fund and Small Cap Value Fund, respectively.  Because the Adviser has managed the Small Cap Growth and Small Cap Value portfolios using the same methodologies that it employs on behalf of the Funds, the performance information may provide some indication of the risks of investing in the Funds by showing changes in the Small Cap Growth and Small Cap Value composite performance over time and by showing how the performance results compared with the results of benchmark indices, the Russell 2000 Growth Index and the Russell 2000 Value Index, respectively.  Of course, the performance of the Small Cap Growth and the Small Cap Value portfolios is not necessarily an indication of how the Funds will perform.  It should also be noted that the portfolios’ composite performance was calculated using the method outlined in Global Investment Performance Standards (GIPS® Standards) which differ from the methods of mutual fund performance calculation of the Securities and Exchange Commission.

The performance of the Small Cap Growth and Small Cap Value portfolio composites does not represent the historical performance of the Funds and should not be considered indicative of future performance of the Funds.  The Adviser’s fee deducted from the performance of the composites is lower than the total operating expense ratio of the Funds and, as a result, the performance shown would have been lower using the Funds’ fee structure.   The Funds’ returns may be lower because of, among other things, differences in brokerage commissions, account expenses, the size of the positions taken in relation to account size and diversification of securities, timing of purchases and sales, and availability of cash for additional purchases, as well as market opportunities.  In addition, the Funds’ returns may be lower because the Small Cap Growth and Small Cap Value portfolios are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940, as amended, and the Internal Revenue Code of 1986 which, if they had been applicable to the Advisor’s Small Cap Growth and Small Cap Value portfolios, may have adversely affected the performance results of the portfolios.  The results for different periods may vary.  The tables on the following page provide average annual returns for the Small Cap Growth and Small Cap Value composites.

Baker Tilly Virchow Krause, LLP has reported on the prior performance of the Small Cap Growth and the Small Cap Value portfolios for the years ended December 31, 2010 and 2009 in accordance with the GIPS® Standards.  The 2011 performance information included has not yet been verified.  To obtain a GIPS® compliant performance presentation for each composite, a complete list and description of the Adviser’s composites, or additional information regarding policies or calculating and reporting returns, please contact 1492 Capital Management LLC at 1-414-276-1492.
1492 Capital Management LLC
Small Cap Growth Composite
Average Annual Total Returns for the Periods Ended December 31, 2010

	One Year	Since Inception (1/1/09)
Small Cap Growth Composite (net)	32.76%	42.65%
Russell 2000 Growth® Index	29.09%	31.75%

The Small Cap Growth Composite’s year-to-date return as of September 30, 2011 was -22.14%.

1492 Capital Management LLC
Small Cap Value Composite
Average Annual Total Returns for the Periods Ended December 31, 2010

	One Year	Since Inception (1/1/09)
Small Cap Value Composite (net)	32.38%	42.50%
Russell 2000 Value® Index	24.50%	22.52%

The Small Cap Value Composite’s year-to-date return as of September 30, 2011 was-19.71%.

Notes:

1492 Capital Management LLC (the “Adviser”) is an independent investment management firm established in 2008. The Adviser manages a variety of equity portfolios for primarily U.S. institutional and individual clients.  The Adviser has been verified under the requirements pursuant to the Global Investment Performance Standards (“GIPS®”) for each period of performance information presented.  There have been no changes in the investment management personnel responsible for managing the Small Cap Growth Composite (the “Growth Composite”) or the Small Cap Value Composite (the “Value Composite”).

Net–of-fees performance returns are calculated by deducting trading expenses and the Adviser’s highest fee of 1.00% from the monthly gross composite return.

The Russell 2000 Growth® Index is an unmanaged index which measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Value® Index is an unmanaged index which measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.  The performance of the indices does not reflect the deduction of expenses, such as investment management fees.

The Growth Composite includes portfolios that are invested in small cap companies with top and bottom line growth prospects of 20% over the next twelve months.  The Value Composite includes portfolios that are primarily invested in dividend-paying equities of small cap companies.  Each composite includes all fee-paying, discretionary accounts with similar investment objectives and a minimum initial balance of $100,000.  As of December 31, 2010, the Growth Composite included 31 accounts with approximately $56 million in assets.  As of December 31, 2010, the Value Composite included 16 accounts with approximately $11 million in assets.  The Adviser maintains a complete list and description of the composites which is available upon request.

Performance is calculated in US Dollars utilizing a time-weighted total rate of return. Total return for a composite is represented by the asset-weighted returns of the portfolios within the composite.

For each portfolio included in a composite, cash is allocated to the respective asset classes based on the average cash position of the “equity only” portfolios in the composite. Leverage is not used in a composite as a means to generate higher returns. The internal dispersion of annual returns is measured by the standard deviation of asset weighted portfolio returns represented within a composite for the full year.   Each composite may contain non-fee paying portfolios managed on behalf of the Adviser’s employees.  The Growth Composite had one non-fee paying portfolio as of December 31, 2010 for $534,571 or .95% and .72% of composite and total firm assets, respectively.  The Value Composite had one non-fee paying portfolio as of December 31, 2010 for $299,232 or 2.76% and .39% of composite and total firm assets, respectively.

Performance results are presented before custodial fees but after management fees and all trading costs.  Each composite may contain portfolios that participate in wrap-fee programs. Transaction costs are allocated to wrap-fee portfolios at the current prevailing per share commission rate charged by the Adviser’s preferred list of non-directed institutional brokers.

Past performance is not indicative of future results.

1492 Small Cap Growth Fund
1492 Small Cap Value Fund
Each a series of Unified Series Trust

FOR MORE INFORMATION

You can find more information about the Funds in the following documents:

Statement of Additional Information
The SAI provides additional details about the investments and techniques of the Funds and certain other additional information.  A current SAI is on file with the SEC and is incorporated into this Prospectus by reference.  This means that the SAI is legally considered a part of this Prospectus even though it is not physically within this Prospectus.

Annual and Semi-Annual Reports
While the Prospectus describes each Fund’s potential investments, the annual and semi-annual reports detail each Fund’s actual investments as of their report dates.  The Funds’ annual and semi-annual reports provide the most recent financial reports and portfolio listings.  The annual reports contain a discussion of the market conditions and investment strategies that affected the Funds’ performance during the Funds’ prior fiscal year.

You can obtain a free copy of these documents, request other information, or make general inquiries about the Funds by calling the Funds (toll-free) at (877) 571-1492, by visiting the Funds’ website at www.1492Funds.com or by writing to:

1492 Funds
c/o Huntington Asset Services, Inc.
2960 N. Meridian St., Suite 300
Indianapolis, Indiana 46208

You can review and copy information, including the Funds’ reports and SAI, at the SEC’s Public Reference Room in Washington, D.C.  You can obtain information on the operation of the Public Reference Room by calling (202) 551-8090.  Reports and other information about the Funds are also available:

•	free of charge from the SEC’s EDGAR database on the SEC’s Internet website at http://www.sec.gov;
•	for a fee, by writing to the SEC’s Public Reference Room, 100 F Street, N.E., Washington, D.C. 20549-0109; or
•	for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

(The Trust’s SEC Investment Company Act of 1940 file number is 811-21237)

Statement of Additional Information

December 15, 2011

1492 SMALL CAP GROWTH FUND
FNTGX

1492 SMALL CAP VALUE FUND
FNTVX

Each a Series of Unified Series Trust

This Statement of Additional Information (“SAI”) provides general information about the 1492 Small Cap Growth Fund and the 1492 Small Cap Value Fund (each, a “Fund” and collectively, the “Funds” or the “1492 Funds”), each a series of the Unified Series Trust (the “Trust”).  This SAI is not a prospectus and should be read in conjunction with the Funds’ current prospectus dated December 15, 2011 (the “Prospectus”), as supplemented and amended from time to time, which is incorporated herein by reference.  To obtain a copy of the Prospectus, free of charge, please write or call the Funds at the address or toll-free telephone number below, or visit the Funds’ website at www.1492Funds.com.

1492 Funds
c/o Huntington Asset Services, Inc.
2960 N. Meridian St., Suite 300
Indianapolis, Indiana  46208
(877) 571-1492

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TABLE OF CONTENTS
‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
The Trust	1
Investment Policies, Strategies and Associated Risks	2
Investment Limitations	12
Investment Adviser	14
Trustees and Officers	17
Control Persons and Principal Holders of Securities	23
Portfolio Turnover	24
Anti-Money Laundering Compliance Program	24
Portfolio Transactions and Brokerage	24
Disclosure of Portfolio Holdings	25
Proxy Voting Policy	26
Determination of Net Asset Value	27
Redemption In-Kind	28
Status and Taxation of the Funds	28
Custodian	30
Fund Services	30
Independent Registered Public Accounting Firm	31
Distributor	31
Financial Statements	31

The Trust

The 1492 Small Cap Growth Fund (the “Growth Fund”)  and 1492 Small Cap Value Fund (the “Value Fund”) each was organized as a diversified series of Unified Series Trust (the “Trust”) on September 27, 2011.  The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”).  The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value.  Each Fund is one of a series of funds currently authorized by the Trustees.  The Funds’ investment adviser is 1492 Capital Management, LLC (the “Adviser”).

The Funds do not issue share certificates.  All shares are held in non-certificate form registered on the books of the Funds and Huntington Asset Services, Inc., the Funds’ transfer agent (the “Transfer Agent”) for the account of the shareholder.  Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees.  Each share has the same voting and other rights and preferences as any other shares of any series of the Trust with respect to matters that affect the Trust as a whole.  The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected.  Each Fund currently offers one class of shares, and may offer additional classes of shares in the future.

In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series.  Expenses attributable to any series are borne by that series.  Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable.  No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust.  The Trust does not hold an annual meeting of shareholders.  When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns.  All shares of the Funds have equal voting rights and liquidation rights.  The Trust Agreement can be amended by the Trustees, except that certain amendments that could adversely affect the rights of shareholders must be approved by the shareholders affected.  Each share of a Fund is subject to involuntary redemption if the Trustees determine to liquidate the Fund.  A Fund will provide notice to shareholders if the Board determines, in its sole judgment, to liquidate the Fund, but the Fund will not be required to obtain shareholder approval prior to such liquidation.  An involuntary redemption will create a capital gain or a capital loss, which may have tax consequences about which you should consult your tax adviser.

For information concerning the purchase and redemption of shares of the Funds, see “How to Buy Shares” and “How to Redeem Shares” in the Funds’ Prospectus.  For a description of the methods used to determine the share price and value of the Funds’ assets, see “Determination of Net Asset Value” in the Funds’ Prospectus and this SAI.

Each Fund may authorize one or more brokers or other intermediaries (an “Intermediary”) to receive on its behalf purchase and redemption orders.  Such Intermediaries would be authorized to designate others to receive purchase and redemption orders on such Fund’s behalf.  A Fund will be deemed to have received a purchase or redemption order when an authorized Intermediary or, if applicable, its authorized designee, receives the order.  Customer orders will be priced at the applicable Fund’s net asset value next computed after they are received by an authorized Intermediary and accepted by the Fund.

The performance of a Fund may be compared in publications to the performance of various indices and investments for which reliable performance data is available.  The performance of a Fund may be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services.  The Funds’ annual report will contain additional performance information and will be made available to investors upon request and without charge.

Investment Policies, Strategies and Associated Risks

Diversification
The Funds are diversified.  Under applicable federal laws, to qualify as a diversified fund, each Fund, with respect to at least 75% of its total assets, may not invest greater than 5% of its assets in any one issuer and may not hold greater than 10% of the securities of one issuer.  The remaining 25% of a Fund’s total assets does not need to be “diversified” and may be invested in the securities of a single issuer, subject to other applicable laws.  The diversification of a mutual fund’s holdings is measured at the time the fund purchases a security.  However, if a Fund purchases a security and holds it for a period of time, the security may become a larger percentage of the Fund’s total assets due to movements in the financial markets.  If the market affects several securities held by a Fund, the Fund may have a greater percentage of its assets invested in securities of fewer issuers.  Because the Funds are diversified, the Funds are less subject to the risk that their performance may be hurt disproportionately by the poor performance of relatively few securities.

Equity Securities
An equity security (such as a stock, partnership interest or other beneficial interest in an issuer) represents a proportionate share of the ownership of a company.  Its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets and general market conditions.  Common stocks and preferred stocks are examples of equity securities.  Preferred stocks are equity securities that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets.  Some preferred stocks may be convertible into common stock.  Convertible securities are securities (such as debt securities or preferred stock) that may be converted into or exchanged for a specified amount of common stock of the same or different issuer within a particular period of time at a specified price or formula.  More information regarding common stock, preferred stock and convertible securities appears below.

Common Stock
A common stock represents a proportionate share of the ownership of a company and its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions.  In addition to the general risks set forth above, investments in common stocks are subject to the risk that in the event a company in which the Funds invest is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to the Funds as holders of common stock.  It is possible that all assets of that company will be exhausted before any payments are made to the Funds.

Preferred Stock
Preferred stocks are equity securities that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets. A preferred stock is a blend of the characteristics of a bond and common stock.  It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and, unlike common stock, its participation in the issuer’s growth may be limited.  Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

Convertible Securities
Convertible securities include fixed income securities that may be exchanged or converted into a predetermined number of shares of the issuer’s underlying common stock or other equity security at the option of the holder during a specified period.  Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of “usable” bonds and warrants or a combination of the features of several of these securities.  The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for a variety of investment strategies.  A Fund will exchange or convert convertible securities into shares of underlying common stock when, in the opinion of the Adviser, the investment characteristics of the underlying common stock or other equity security will assist the Fund in achieving its investment objectives.  The Funds may also elect to hold or trade convertible securities.  In selecting convertible securities, the Adviser evaluates the investment characteristics of the convertible security as a fixed income instrument, and the investment potential of the underlying equity security for capital appreciation.  In evaluating these matters with respect to a particular convertible security, the Adviser considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer’s profits, and the issuer’s management capability and practices.

Other Investment Companies
The Funds may invest in shares of other investment companies, including money market mutual funds, other mutual funds or exchange-traded funds (“ETFs”).  The Funds’ investments in money market mutual funds may be used for cash management purposes and to maintain liquidity in order to satisfy redemption requests or pay unanticipated expenses.  The Funds limit their investments in securities issued by other investment companies in accordance with the 1940 Act.  Section 12(d)(1) of the 1940 Act precludes the Funds from acquiring (i) more than 3% of the total outstanding shares of another investment company; (ii) shares of another investment company having an aggregate value in excess of 5% of the value of the total assets of a Fund; or (iii) shares of another registered investment company and all other investment companies having an aggregate value in excess of 10% of the value of the total assets of a Fund.  However, Section 12(d)(1)(F) of the 1940 Act provides that the provisions of paragraph 12(d)(1) shall not apply to securities purchased or otherwise acquired by a Fund if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding shares of such investment company is owned by such Fund and all affiliated persons of such Fund; and (ii) a Fund has not offered or sold, and is not proposing to offer or sell its shares through a principal underwriter or otherwise at a public or offering price that includes a sales load of more than 1 1/2%.

If a Fund invests in investment companies, including ETFs, pursuant to Section 12(d)(1)(F), it must comply with the following voting restrictions: when such Fund exercises voting rights, by proxy or otherwise, with respect to investment companies owned by that Fund, the Fund will either seek instruction from the Fund’s shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the shares held by the Fund in the same proportion as the vote of all other holders of such security.  In addition, an investment company purchased by a Fund pursuant to Section 12(d)(1)(F) shall not be required to redeem its shares in an amount exceeding 1% of such investment company’s total outstanding shares in any period of less than thirty days.  In addition to the advisory and operational fees the Funds bear directly in connection with their own operation, the Funds also bear their pro rata portion of the advisory and operational expenses of each other investment company.

Exchange-Traded Funds
An ETF generally is an open-end investment company, unit investment trust or a portfolio of securities deposited with a depository in exchange for depository receipts.  The portfolios of ETFs generally consist of common stocks that closely track the performance and dividend yield of specific securities indices, either broad market, sector or international.  ETFs provide investors the opportunity to buy or sell throughout the day an entire portfolio of stocks in a single security.  Although index mutual funds are similar, they are generally sold and redeemed only once per day at market close.  Broad securities market index ETFs include Standard & Poor’s Depository Receipts (“SPDRs”), which are interests in a unit investment trust representing an undivided interest in a portfolio of all of the common stocks of the S&P 500 Index.  The ETFs in which the Funds invest are subject to liquidity risk.  Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the sale of the security at an advantageous time or price.  To the extent that the ETFs in which the Funds invest hold securities of companies with smaller market capitalizations or securities with substantial market risk, they will have a greater exposure to liquidity risk.

Foreign Investments
General – Each Fund may invest in foreign securities.  Investing in securities of foreign companies and countries involves certain considerations and risks that are not typically associated with investing in U.S. Government securities and securities of domestic companies.  There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies.  There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than exists in the United States.   Interest and dividends paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to a Fund by domestic companies or the U.S. Government.  There may be the possibility of expropriations, seizure or nationalization of foreign deposits, confiscatory taxation, political, economic or social instability or diplomatic developments that could affect assets of a Fund held in foreign countries.  The establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations. In addition, investing in foreign securities will generally result in higher commissions than investing in similar domestic securities.

           Decreases in the value of currencies of the foreign countries in which a Fund will invest relative to the U.S. dollar will result in a corresponding decrease in the U.S. dollar value of the Fund’s assets denominated in those currencies (and possibly a corresponding increase in the amount of securities required to be liquidated to meet distribution requirements).  Conversely, increases in the value of currencies of the foreign countries in which a Fund invests relative to the U.S. dollar will result in a corresponding increase in the U.S. dollar value of the Fund’s assets (and possibly a corresponding decrease in the amount of securities to be liquidated).

Depository Receipts. Each Fund may gain exposure to foreign securities by purchasing depository receipts, including American Depository Receipts (“ADRs”), European Depository Receipts (“EDRs”), Global Depository Receipts (“GDRs”) and other similar instruments. Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets, while GDRs, in bearer form, may be denominated in other currencies and are designed for use in multiple foreign securities markets.  ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities.  GDRs are foreign receipts evidencing a similar arrangement.  For purposes of a Fund’s investment policies, ADRs and GDRs are deemed to have the same classification as the underlying securities they represent, except that ADRs and GDRs shall be treated as indirect foreign investments.  For example, an ADR or GDR representing ownership of common stock will be treated as common stock.  Depository receipts do not eliminate all of the risks associated with directly investing in the securities of foreign issuers.

ADRs are denominated in U.S. dollars and represent an interest in the right to receive securities of foreign issuers deposited in a U.S. bank or correspondent bank.  ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in equity securities of foreign issuers, a Fund will avoid currency risks during the settlement period for either purchases or sales. GDRs are not necessarily denominated in the same currency as the underlying securities which they represent.

Depository receipt facilities may be established as either “unsponsored” or “sponsored.”  While depository receipts issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of depository receipt holders and the practices of market participants.

A depository may establish an unsponsored facility without participation by (or even necessarily the permission of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility.  Holders of unsponsored depository receipts generally bear all the costs of such facility.  The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services.  The depository of an unsponsored facility frequently is under no obligation to pass through voting rights to depository receipt holders in respect of the deposited securities.  In addition, an unsponsored facility is generally not obligated to distribute communications received from the issuer of the deposited securities or to disclose material information about such issuer in the U.S. and there may not be a correlation between such information and the market value of the depository receipts.

Sponsored depository receipt facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository.  The deposit agreement sets out the rights and responsibilities of the issuer, the depository, and the depository receipt holders.  With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depository), although depository receipt holders continue to bear certain other costs (such as deposit and withdrawal fees).  Under the terms of most sponsored arrangements, depositaries agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the depository receipt holders at the request of the issuer of the deposited securities.

Short Sales
The Funds may engage in short sales of securities, provided the securities are fully listed on a national securities exchange.  In a short sale, a Fund sells a security that it does not own, in anticipation of a decline in the market value of the security.  To complete the transaction, the Fund must borrow the security to make delivery to the buyer.  The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement.  This price may be more or less than the price at which the security was sold by the Fund.  The Fund will incur a loss on a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security.  The Fund will realize a gain if the security declines in price between those dates.  The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale.

Typically, the Funds will segregate liquid assets, which are marked-to-market daily, equal to the difference between (a) the market value of the securities sold short at the time they were sold short and (b) the value of the collateral deposited with the broker in connection with the short sale (not including the proceeds from the short sale).  While the short position is open, the Funds must maintain segregated assets at such a level that the amount segregated plus the amount deposited with the broker as collateral equal the current market value of the securities sold short.

Options, Futures and Other Strategies
An option is a contract in which the “holder” (the buyer) pays a certain amount (“premium”) to the “writer” (the seller) to obtain the right, but not the obligation, to buy from the writer (in a “call”) or sell to the writer (in a “put”) a specific asset at an agreed upon price (“strike price” or “exercise price”) at or before a certain time (“expiration date”).  The holder pays the premium at inception and has no further financial obligation.  The holder of an option will benefit from favorable movements in the price of the underlying asset but is not exposed to corresponding losses due to adverse movements in the value of the underlying asset.  The writer of an option will receive fees or premiums but is exposed to losses due to adverse changes in the value of the underlying asset.  Each Fund may buy (hold) or write (sell) put and call options on assets, such as securities, currencies, financial commodities, and indices of debt and equity securities (“underlying assets”) and enter into closing transactions with respect to such options to terminate an existing position.

Writing put or call options can enable a Fund to enhance income by reason of the premiums paid by the purchaser of such options.  Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option.  However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and a Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option.  Writing put options serves as a limited long hedge because decreases in the value of the hedged investment would be offset to the extent of the premium received for writing the option.  However, if the security depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the Fund will be obligated to purchase the security at more than its market value.

The value of an option position will reflect, among other things, the historical price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, and general market conditions.

A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction.  For example, a Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction.  Conversely, a Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction.  Closing transactions permit a Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.

The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.  Imperfect correlation between the options and securities markets may detract from the effectiveness of the option transaction.

Each Fund may purchase and sell futures contracts to hedge against changes in prices. A Fund will not engage in futures transactions for speculative purposes. A Fund may also write call options and purchase put options on futures contracts as a hedge to attempt to protect securities in its portfolio against decreases in value. When a Fund writes a call option on a futures contract, it is undertaking the obligation of selling a futures contract at a fixed price at any time during a specified period if the option is exercised. Conversely, as purchaser of a put option on a futures contract, a Fund is entitled (but not obligated) to sell a futures contract at the fixed price during the life of the option.

A Fund may not purchase or sell futures contracts or related options if immediately thereafter the sum of the amount of margin deposits on a Fund’s existing futures positions and premiums paid for related options would exceed 5% of the market value of a Fund’s total assets. When a Fund purchases futures contracts, an amount of cash and cash equivalents equal to the underlying commodity value of the futures contracts (less any related margin deposits) will be deposited in a segregated account with the Fund’s custodian (or the broker, if legally permitted) to collateralize the position and thereby insure that the use of such futures contract is unleveraged. When a Fund sells futures contracts or related option contracts, it will either own or have the right to receive the underlying future or security, or will make deposits to collateralize the position as discussed above. When a Fund uses futures and options on futures as hedging devices, there is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of the securities in a Fund’s portfolio. This may cause the futures contract and any related options to react differently than the portfolio securities to market changes. In addition, the Adviser could be incorrect in its expectations about the direction or extent of market factors such as stock price movements. In these events, the Fund may lose money on the futures contract or option. It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the Adviser is required to consider liquidity before entering into these transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract or option at any particular time. A Fund’s ability to establish and close out futures and options positions depends on this secondary market.

Warrants and Rights
The Funds may purchase warrants and rights, which are instruments that permit the Funds to acquire, by subscription, the capital stock of a corporation at a set price, regardless of the market price for such stock.  Warrants may be either perpetual or of limited duration, but they usually do not have voting rights or pay dividends.  The market price of warrants is usually significantly less than the current price of the underlying stock.  Thus, there is a greater risk that warrants might drop in value at a faster rate than the underlying stock.

U.S. Government Obligations
The Funds may invest in U.S. Government obligations.  U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities.  U.S. Treasury obligations differ mainly in the length of their maturity.  Treasury bills, the most frequently issued marketable government securities, have a maturity of up to one year and are issued on a discount basis.  U.S. Government obligations also include securities issued or guaranteed by federal agencies or instrumentalities, including government-sponsored enterprises.

Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself.  In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned.  There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. See “Agency Obligations,” below.  In addition, U.S. Government obligations are subject to fluctuations in market value due to fluctuations in market interest rates.  As a general matter, the value of debt instruments, including U.S. Government obligations, declines when market interest rates increase and rises when market interest rates decrease.  Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

Agency Obligations
The Funds may invest in agency obligations, such as the Export-Import Bank of the United States, Tennessee Valley Authority, Resolution Funding Corporation, Farmers Home Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Government National Mortgage Association (“GNMA”), commonly known as “Ginnie Mae,” Federal National Mortgage Association (“FNMA”), commonly known as “Fannie Mae,” Federal Home Loan Mortgage Corporation (“FHLMC”), commonly known as “Freddie Mae,” and the Student Loan Marketing Association (“SLMA”).  Some, such as those of the Export-Import Bank of the United States, are supported only by the right of the issuer to borrow from the Treasury; others, such as those of the FNMA and FHLMC, are supported by only the discretionary authority of the U.S. Government to purchase the agency’s obligations; still others, such as those of the SLMA, are supported only by the credit of the instrumentality.  No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities because they are not obligated by law to do so.  As a result, there is a risk that these entities will default on a financial obligation.  For instance, in September 2008, at the direction of the U.S. Treasury, FNMA and FHLMC were placed into conservatorship under the Federal Housing Finance Agency (“FHFA”), a newly created independent regulator.

When-Issued Securities
When-issued securities transactions involve a commitment by the Funds to purchase or sell particular securities with payment and delivery taking place at a future date, and permit the Funds to lock in a price or yield on a security they own or intend to purchase, regardless of future changes in interest rates or market action.  No income accrues to the purchaser of a security on a when-issued basis prior to delivery.  Such securities are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates.  Purchasing a security on a when-issued basis can involve a risk that the market price at the time of delivery may be lower than the agreed-upon purchase price, in which case there could be an unrealized loss at the time of delivery.  The Funds will only make commitments to purchase securities on a when-issued basis with the intention of actually acquiring the securities, but may sell them before the settlement date if it is deemed advisable.  The Funds will establish in a segregated account, or earmark as segregated on the books of the Funds’ custodian, an amount of liquid assets equal to 102% of the amount of their commitment to purchase securities on a when-issued basis.  These assets will be marked-to-market daily, and the Funds will increase the aggregate value of the assets, as necessary, to ensure that the assets are at least equal to 102% of the amount of the Funds’ commitments.

Initial Public Offerings
The Funds may invest in securities of companies in initial public offerings (“IPOs”).  Because IPO shares frequently are volatile in price, the Funds may hold IPO shares for a very short period of time.  This may increase the turnover of the Funds’ portfolios and may lead to increased expenses to the Funds, such as commissions and transaction costs.  By selling IPO shares, the Funds may realize taxable capital gains that they will subsequently distribute to shareholders.  Investing in IPOs has added risks because their shares are frequently volatile in price.  As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio.

Rule 144A Securities
Each Fund may invest in Rule 144A securities that the Adviser determines to be liquid.  Rule 144A allows a broader institutional trading market for securities otherwise subject to restriction on their resale to the general public.  Rule 144A establishes a “safe harbor” from the registration requirements of the 1933 Act of resales of certain securities to qualified institutional buyers.  Rule 144A securities are not considered to be illiquid or restricted for purposes of the Funds’ illiquid securities policy, which limits each Fund’s purchases of illiquid securities, if such securities satisfy the conditions enumerated in Rule 144A and are determined to be liquid by the Adviser in accordance with the requirements established by the Board of Trustees.  In determining the liquidity of such securities, the Adviser will consider, among other things, the following factors:  (1) the frequency of trades and quotes for the security; (2) the number of dealers and other potential purchasers or sellers of the security; (3) dealer undertakings to make a market in the security and (4) the nature of the security and of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

Temporary Strategies; Cash or Similar Investments.  For temporary defensive purposes, the Adviser may invest up to 100% of a Fund’s total assets in high-quality, short-term debt securities and money market instruments.  These short-term debt securities and money market instruments include shares of other mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities and repurchase agreements.  Taking a temporary defensive position may result in a Fund not achieving its investment objective.  Furthermore, to the extent that a Fund invests in money market mutual funds for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market funds’ management fees and operational expenses.

The Funds may invest in any of the following securities and instruments:

Money Market Mutual Funds.  The Funds may invest in money market mutual funds in connection with their management of daily cash positions or as a temporary defensive measure.  Generally, money market mutual funds seek to earn income consistent with the preservation of capital and maintenance of liquidity.  They primarily invest in high quality money market obligations, including securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, bank obligations and high-grade corporate instruments.  These investments generally mature within 397 days from the date of purchase.  An investment in a money market mutual fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency.  The Funds’ investments in money market mutual funds may be used for cash management purposes and to maintain liquidity in order to satisfy redemption requests or pay unanticipated expenses.

Your cost of investing in the Funds will generally be higher than the cost of investing directly in the underlying money market mutual fund shares.  You will indirectly bear fees and expenses charged by the underlying money market mutual funds in addition to the Funds’ direct fees and expenses.  Furthermore, the use of this strategy could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you.

Bank Certificates of Deposit, Bankers’ Acceptances and Time Deposits.  The Funds may acquire certificates of deposit, bankers’ acceptances and time deposits.  Certificates of deposit are negotiable certificates issued against monies deposited in a commercial bank for a definite period of time and earning a specified return.  Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity.  Certificates of deposit and bankers’ acceptances acquired by the Funds will be dollar-denominated obligations of domestic or foreign banks or financial institutions which at the time of purchase have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government.

Domestic banks and foreign banks are subject to different governmental regulations with respect to the amount and types of loans that may be made and interest rates that may be charged.  In addition, the profitability of the banking industry depends largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions.  General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of the banking industry.

As a result of federal and state laws and regulations, domestic banks are, among other things, required to maintain specified levels of reserves, limited in the amount which they can loan to a single borrower and subject to other regulations designed to promote financial soundness.  However, such laws and regulations do not necessarily apply to foreign bank obligations that the Funds may acquire.

In addition to purchasing certificates of deposit and bankers’ acceptances, to the extent permitted under the investment objective and policies stated above and in the Prospectus, the Funds may make interest-bearing time or other interest-bearing deposits in commercial or savings banks.  Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

Savings Association Obligations.  The Funds may invest in certificates of deposit (interest-bearing time deposits) issued by savings banks or savings and loan associations that have capital, surplus and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. Government.

Commercial Paper, Short-Term Notes and Other Corporate Obligations.  The Funds may invest a portion of their assets in commercial paper and short-term notes.  Commercial paper consists of unsecured promissory notes issued by corporations.  Issues of commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

Commercial paper and short-term notes will consist of issues rated at the time of purchase “A-2” or higher by S&P, “Prime-1” or “Prime-2” by Moody’s, or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Adviser to be of comparable quality.

Corporate obligations include bonds and notes issued by corporations to finance longer-term credit needs than supported by commercial paper.  While such obligations generally have maturities of ten years or more, the Funds may purchase corporate obligations which have remaining maturities of one year or less from the date of purchase and which are rated “A” or higher by S&P or “A” or higher by Moody’s.

Repurchase Agreements
The Funds may enter into repurchase agreements.  Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price.  The repurchase price may be higher than the purchase price, the difference being income to the Funds, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Funds together with the repurchase price on repurchase.  In either case, the income to the Funds is unrelated to the interest rate on the security itself.  Such repurchase agreements will be made only with banks with assets of $500 million or more that are insured by the Federal Deposit Insurance Corporation or with Government securities dealers recognized by the Federal Reserve Board and registered as broker-dealers with the SEC or exempt from such registration.  The Funds will generally enter into repurchase agreements of short durations, from overnight to one week, although the underlying securities generally have longer maturities.  The Funds may not enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 5% of the value of a Fund’s net assets would be invested in illiquid securities including such repurchase agreements.

For purposes of the 1940 Act, a repurchase agreement is deemed to be a loan from a Fund to the seller of the U.S. Government security that is subject to the repurchase agreement.  It is not clear whether a court would consider the U.S. Government security acquired by a Fund subject to a repurchase agreement as being owned by a Fund or as being collateral for a loan by a Fund to the seller.  In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the U.S. Government security before its repurchase under a repurchase agreement, a Fund could encounter delays and incur costs before being able to sell the security.  Delays may involve loss of interest or a decline in price of the U.S. Government security.  If a court characterizes the transaction as a loan and a Fund has not perfected a security interest in the U.S. Government security, a Fund may be required to return the security to the seller’s estate and be treated as an unsecured creditor of the seller.  As an unsecured creditor, a Fund would be at the risk of losing some or all of the principal and income involved in the transaction.  As with any unsecured debt instrument purchased for the Funds, the Adviser seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the other party, in this case the seller of the U.S. Government security.

Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security.  However, a Fund will always receive as collateral for any repurchase agreement to which it is a party securities acceptable to the Adviser, the market value of which is equal to at least 100% of the amount invested by a Fund plus accrued interest, and a Fund will make payment against such securities only upon physical delivery or evidence of book entry transfer to the account of its Custodian.  If the market value of the U.S. Government security subject to the repurchase agreement becomes less than the repurchase price (including interest), a Fund will direct the seller of the U.S. Government security to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price.  It is possible that a Fund could be unsuccessful in seeking to enforce on the seller a contractual obligation to deliver additional securities.

Reverse Repurchase Agreements
The Funds may borrow by entering into reverse repurchase agreements with the same parties with whom it may enter into repurchase agreements.  Under a reverse repurchase agreement, a Fund sells securities and agrees to repurchase them at a mutually agreed to price.  At the time a Fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with an approved custodian containing liquid high-grade securities, marked-to-market daily, having a value not less than the repurchase price (including accrued interest).  Reverse repurchase agreements involve the risk that the market value of securities retained in lieu of sale by a Fund may decline below the price of the securities a Fund has sold but is obliged to repurchase.  If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce a Fund’s obligation to repurchase the securities.  During that time, a Fund’s use of the proceeds of the reverse repurchase agreement effectively may be restricted.  Reverse repurchase agreements create leverage, a speculative factor, and are considered borrowings for the purpose of a Fund’s limitation on borrowing.

Illiquid and Restricted Securities
Determination of Liquidity.  As a non-principal investment strategy, each Fund may invest up to 15% of its net assets in illiquid and restricted securities, which may include private placements.  The term “illiquid securities” means securities that cannot be disposed within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities.  Illiquid securities include:  (1) repurchase agreements not entitling the holder to payment of principal within seven days; (2) purchased over-the-counter options; (3) securities which are not readily marketable; and (4) securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act (“restricted securities”).  The Board has the ultimate responsibility for determining whether specific securities are liquid or illiquid and has delegated the function of making determinations of liquidity to the Adviser, pursuant to guidelines approved by the Board.  The Adviser determines and monitors the liquidity of Fund assets under management and reports periodically on its decisions to the Board.  A number of factors are taken into account in reaching liquidity decisions, including but not limited to:  (1) the frequency of trades and quotations for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer.

Restricted Securities.  Securities eligible for purchase under Rule 144A of the Securities Act of 1933, as amended (“Rule 144A Securities”) which are restricted securities, may be less liquid investments than registered securities because such securities may not be readily marketable in broad public markets.  A Rule 144A Security carries the risk that a Fund may not be able to sell the security when one of its portfolio managers considers it desirable to do so or that a Fund may have to sell the security at a lower price than that which would be available if the security were more liquid.  In addition, transaction costs may be higher for Rule 144A Securities than for more liquid securities.  Although there is a substantial institutional market for Rule 144A Securities, it is not possible to predict exactly how the market for Rule 144A Securities will develop.  A restricted security which when purchased was liquid in the institutional markets may subsequently become illiquid.

Private Investments in Public Equity. As a non-principal investment strategy, the Funds may purchase equity securities in a private placement that are issued by issuers who have outstanding, publicly-traded equity securities of the same class (“private investments in public equity” or “PIPES”).  Shares in PIPES generally are not registered with the SEC until after a certain time period from the date the private sale is completed.  This restricted period can last many months.  Until the public registration process is completed, PIPES are restricted as to resale and a Fund cannot freely trade the securities.  Generally, such restrictions cause the PIPES to be illiquid during this time.  PIPES may contain provisions that the issuer will pay specified financial penalties to the holder if the issuer does not publicly register the restricted equity securities within a specified period of time, but there is no assurance that the restricted equity securities will be publicly registered, or that the registration will remain in effect.

Investment Limitations

A.                      Fundamental.  The investment limitations described below have been adopted by the Trust with respect to the Funds and are fundamental (“Fundamental”), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the applicable Fund.  As used in the Prospectus and this SAI, the term “majority of the outstanding shares” of a Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund.  Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental (“Non-Fundamental”).

1.           Borrowing Money.  Each Fund will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund’s total assets at the time when the borrowing is made.  This limitation does not preclude a Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

2.           Senior Securities.  Each Fund will not issue senior securities.  This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by a Fund, provided that the Fund’s engagement in such activities is consistent with or permitted by the Investment Company Act of 1940, the rules and regulations promulgated thereunder or interpretations of the SEC or its staff.

3.           Underwriting.  Each Fund will not act as underwriter of securities issued by other persons.  This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), a Fund may be deemed an underwriter under certain federal securities laws.

4.           Real Estate.  Each Fund will not purchase or sell real estate.  This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate.  This limitation does not preclude a Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including REITs).

5.           Commodities.  Each Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments.  This limitation does not preclude a Fund from purchasing or selling options or futures contracts, including commodities futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

6.           Loans.  Each Fund will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing non-publicly offered debt securities.  For purposes of this limitation, the term “loans” shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

7.           Concentration.  Each Fund will not invest 25% or more of its total assets in a particular industry.  This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities or repurchase agreements with respect thereto.

8.           Diversification.  With respect to 75% of its total assets, each Fund will not purchase securities issued by any one issuer (other than cash, cash items, securities issued or guaranteed by the government of the United States or its agencies or instrumentalities, or securities of other investment companies) if, as a result at the time of such purchase, more than 5% of the value of the Fund’s total assets would be invested in the securities of that issuer, or if it would own more than 10% of the outstanding voting securities of that issuer.

With respect to the percentages adopted by the Trust as maximum limitations on the Funds’ investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken.  This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

B.           Non-Fundamental.  The following limitations have been adopted by the Trust with respect to the Funds and are Non-Fundamental (see “Investment Limitations - Fundamental” above).

1.           Pledging.  Each Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in Fundamental limitation (1) above.  Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

2.           Borrowing.  Each Fund will not purchase any security while borrowings (including reverse repurchase agreements) representing more than 5% of its total assets are outstanding.

3.           Illiquid Securities.  Each Fund will not invest more than 15% of the value of its net assets, computed at the time of investment, in illiquid securities.

4.           Margin Purchases.  Each Fund will not purchase securities or evidences of interest thereon on “margin.”  This limitation is not applicable to short-term credit obtained by a Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

5.           Name Rule.  Under normal circumstances, each Fund will invest at least 80% of its net assets (including borrowings for investment purposes, if any) in equity securities of small capitalization companies as determined by the Adviser at the date of purchase.  This investment policy may not be changed without at least 60 days’ prior written notice in plain English to the Fund’s shareholders.

Investment Adviser

1492 Capital Management, LLC, 309 North Water Street, Suite 505, Milwaukee, WI  53202, serves as the investment adviser to the Funds.  The Adviser has overall supervisory management responsibility for the general management and investment of each Fund’s portfolio.  The Adviser sets the Funds’ overall investment strategies, identifies securities for investment, determines when securities should be purchased or sold, selects brokers or dealers to execute transactions for each Fund’s portfolio and votes any proxies solicited by portfolio companies.

For its advisory services, the Adviser is paid a fee at the annual rate of 1.00% of the average daily net assets of each Fund.  The Adviser has contractually agreed to waive its management fee and/or to reimburse certain operating expenses, but only to the extent necessary so that each Fund’s total annual operating expenses, excluding brokerage fees and commissions; borrowing costs, such as (a) interest and (b) dividend expenses on securities sold short; any 12b-1 fees; taxes; any indirect expenses, such as fees and expenses incurred by other investment companies in which the Fund may invest; and extraordinary litigation expenses, do not exceed 1.10% of the Fund’s average daily net assets.  The contractual agreement with respect to each Fund is in effect through March 31, 2013.  Each fee waiver and expense reimbursement by the Adviser to a Fund is subject to repayment by the applicable Fund within the three fiscal years following the fiscal year in which the particular expense or reimbursement was incurred, provided that the Fund is able to make the repayment without exceeding the applicable expense limitation.

A discussion of the factors that the Board of Trustees considered in approving the management agreement for each Fund will be contained in the Funds’ initial semi-annual report to shareholders.

The Adviser retains the right to use the name “1492” in connection with another investment company or business enterprise with which the Adviser is or may become associated.  The Trust’s right to use the name “1492” automatically ceases 90 days after termination of the Agreements and may be withdrawn by the Adviser on 90 days written notice.

The Adviser may pay certain financial institutions (which may include banks, broker-dealers and other industry professionals) a fee for providing distribution related services and/or for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.  These financial institutions may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not.  Each Fund may from time to time purchase securities issued by financial institutions that provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

Portfolio Managers
As disclosed in the Prospectus, Joseph A. Frohna, CFA, CPA, and Robert C. Damron are the portfolio managers for the Small Cap Growth Fund and D. Rodney Hathaway, CFA, and Adam M. France, CFA are the portfolio managers for the Small Cap Value Fund (collectively, the “Portfolio Managers”).

On August 1, 2007, the SEC filed a complaint against Joseph Frohna in the U.S. District Count for the Eastern District of Wisconsin Case No. 07-CV-702 (E.D. WIS. 2007), then on August 16, 2007, pursuant to Section 203(f) of the Investment Advisers Act of 1940 (“IA ACT”), the SEC instituted and settled an administrative proceeding against Mr. Frohna.  IA ACT Release No. 2635 (August 16, 2007).  The complaint and administrative proceeding alledged that Mr. Frohna, who neither admitted nor denied the allegations, violated Section 17(a) of the Securities Act of 1933 and Section 10(b) of the Securities Exchange Act of 1934 and Rule 10b-5 thereunder by misappropriating material, non-public information during 2002 regarding a drug being developed by Xoma, Ltd. and Genentech, Inc. and using that information as a basis to sell the shares of Xoma owned by the mutual fund he managed at U.S. Bancorp Asset Management.  The Fund avoided a loss of $954,776.  Mr. Frohna was ordered to pay disgorgement in the amount of $954,776 along with prejudgment interest of $315,886.57.  He was also ordered to pay a civil penalty of $954,776.  All amounts were paid in August of 2007.  Mr. Frohna was enjoined permanently from violating Section 17(a) of the Securities Act of 1933 and Section 10(b) of the Securities Exchange Act of 1934 and Rule 10b-5 thereunder.  Mr. Frohna was suspended from associating with any investment adviser for a one-year period which ended August 28, 2008.  He has submitted an affidavit to the SEC demonstrating full compliance with the suspension.

The following provides information regarding other accounts managed by the Portfolio Managers as of September 30, 2011:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed (in millions)	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance (in millions)

Joseph A. Frohna
Other Registered Investment Companies	0	N/A	N/A	N/A
Other Pooled Investment Vehicles	0	N/A	N/A	N/A
Other Accounts	60	$61,449,621	0	N/A

Robert C. Damron
Other Registered Investment Companies	0	N/A	N/A	N/A
Other Pooled Investment Vehicles	0	N/A	N/A	N/A
Other Accounts	45	$47,098,940	0	N/A

D. Rodney Hathaway
Other Registered Investment Companies	0	N/A	N/A	N/A
Other Pooled Investment Vehicles	0	N/A	N/A	N/A
Other Accounts	40	$24,306,225	0	N/A

Adam M. France
Other Registered Investment Companies	0	N/A	N/A	N/A
Other Pooled Investment Vehicles	0	N/A	N/A	N/A
Other Accounts	24	$9,578,488	0	N/A

The Adviser compensates Portfolio Managers with a base salary and an annual incentive bonus.  Incentive compensation is weighted one-third based on the one-year performance, and two-thirds based on the three-year performance, of the investment strategies managed by the Portfolio Manager.

The Portfolio Managers provide investment advisory services to other clients of the Adviser in addition to managing the Funds.  The Portfolio Managers are obligated to make investment decisions for a client based on each client’s specific investment objective, guidelines, restrictions and circumstances and other relevant factors, such as the size of an available investment opportunity, the availability of other comparable investment opportunities and an obligation to treat all accounts fairly and equitably over time.  Conflicts may arise as a result of a Portfolio Manager’s multiple roles in managing a Fund and servicing other client accounts.  For example, managing the other separate accounts may result in a Portfolio Manager devoting unequal time and attention to a Fund.

Due to similarities in the investment strategies of the Funds and certain other client accounts, the Portfolio Managers’ duties may overlap.  For example, the Portfolio Managers may be able to combine responsibilities such as research and stock selection for the Funds and other separate accounts.  However, to the extent that a Fund and another of the Adviser’s clients seek to acquire the same security at about the same time, the Fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security.  Similarly, a Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular security if other clients desire to sell the same portfolio security at the same time. On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in volume transactions could produce better executions for the Fund.  In the event that more than one client wants to purchase or sell the same security on a given day and limited quantities are available, the Adviser has adopted trade allocation procedures pursuant to which purchases and sales normally will be made on a pro rata, average price per share basis, or such other method as it deems fair and reasonable.

Even where a Fund and multiple separate accounts are managed using similar investment strategies, the Portfolio Managers may take action with respect to the Fund that may differ from the timing or nature of action taken with respect to another client account.  For example, there may be circumstances under which the Portfolio Managers will cause one or more separate accounts to commit a larger percentage of their assets to an investment opportunity than the percentage of Fund assets that the Portfolio Managers commit to such investment, and vice versa.  There also may be circumstances under which the Portfolio Managers purchase or sell an investment for the separate accounts and do not purchase or sell the same investment for a Fund, or vice versa.  Accordingly, the Fund’s performance may differ significantly from the results achieved by the Adviser’s other clients.  It is possible that one or more of the Adviser’s other client accounts may achieve investment results that are substantially more or less favorable than the results achieved by a Fund.  Moreover, the Funds may sustain losses during periods in which one or more separate accounts achieve significant profits.

Each Portfolio Manager may also carry on investment activities for his own account(s) and/or the accounts of immediate family members.  Conflicts may arise as a result of the Portfolio Managers’ differing economic interests in respect of such activities.  Pursuant to the Code of Ethics adopted by the Trust and the Adviser, each Portfolio Manager is prohibited from effecting transactions for his personal accounts which are contrary to recommendations being made to a Fund.  In addition, each Portfolio Manager is prohibited from competing with a Fund in connection with such transactions.

As of the date of this SAI, the Portfolio Managers did not own any shares of the Funds.

TRUSTEES AND OFFICERS

GENERAL QUALIFICATIONS.  The Board of Trustees supervises the business activities of the Trust.  Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed.  The Chairman of the Board and more than 75% of the Trustees are “Independent Trustees,” which means that they are not “interested persons” (as defined in the Investment Company Act of 1940) of the Trust or any adviser, sub-adviser or distributor of the Trust.

The following table provides information regarding the Independent Trustees.

Name, Address*, (Age), Position with Trust**, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Gary E. Hippenstiel (Age – 64) Chairman of the Audit and Pricing Committees; Independent Trustee, December 2002 to present
President and founder of Hippenstiel Investment Counsel LLC, a registered investment advisor, since November 2008;  Director, Vice President and Chief Investment Officer of Legacy Trust Company, N.A. from September 1991 to September 2008; Chairman of the investment committee for W.H. Donner Foundation and Donner Canadian Foundation from June 2005 to September 2011; Chairman of investment committee for the Diana Davis Spencer Foundation since October 2011; Chairman and Founder, Constitution Education Foundation since February 2011.

Stephen A. Little (Age - 65) Chairman, December 2004 to present; Independent Trustee, December 2002 to present	President and founder of The Rose, Inc., a registered investment advisor, since April 1993.
Daniel J. Condon (Age - 61) Independent Trustee, December 2002 to present
CEO of Standard Steel, LLC since August 2011; Director Steel Wheels Acquisition Corp. since August 2011; Director Standard Steel, Inc. since August 2011; President and CEO of International Crankshaft Inc., an automotive supply manufacturing company, from 2004 to August 2011; Director International Crankshaft, Inc. since 2004; Chairman, SMI Crankshaft LLC, an automotive and truck supplier, from July 2010 to August 2011.

Ronald C. Tritschler (Age - 59) Independent Trustee, January 2007 to present; Interested Trustee, December 2002 to December 2006
Chief Executive Officer, Director and Legal Counsel of The Webb Companies, a national real estate company, since 2001; Director of First State Financial since 1998; Director, Vice President and Legal Counsel of The Traxx Companies, an owner and operator of convenience stores, since 1989; Chairman, Bluegrass Tomorrow, nonprofit organization.

Kenneth G.Y. Grant (Age – 62) Independent Trustee, May 2008 to present
Senior Vice President of Global Trust Company since 2008; Senior Vice President of Advisors Charitable Gift Fund since May 2005; Senior Vice President and Chief Officer, Corporate Development, of Northeast Retirement Services, Inc. since February 2003; Senior Vice President of Savings Banks Employees Retirement Association since February 2003; Director, Lift Up Africa since 2008; Chair Investment Committee since January 2011 and past Chair, Board of Directors of Massachusetts Council of Churches; Member, Presbytery of Boston, Presbyterian Church (U.S.A.) since June 1975.

*    The address for each trustee is 2960 N. Meridian St., Suite 300, Indianapolis, IN  46208.
** As of the date of this SAI, the Trust currently consists of 25 series.

The following table provides information regarding the interested Trustee and the Officers of the Trust.

Name, Address*, (Age), Position with Trust,** Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Nancy V. Kelly (Age - 56)*** Interested Trustee, November 2007 to present
Executive Vice President of Huntington National Bank, the Trust’s custodian, since December 2001; Director, Greenlawn Cemetery since October 2007; Director, Directions for Youth and Families, a social service agency, since August 2006.

Brian L. Blomquist (Age - 52) President, March 2011 to present
President of Huntington Asset Services, Inc., the Trust’s administrator, since February 2010; Senior Vice President of Institutional Custody at Huntington National Bank, the Trust’s custodian, from July 2008 to May 2011; Director of Trust Operations at Huntington National Bank from March 2008 to February 2010; Board Member of King Park Area Development Corporation since February 2011; President of TCL Associates, Inc., a consulting firm specializing in bank acquisitions and integrations for several large financial institutions, from February 2000 to March 2008.

John C. Swhear (Age - 50) Senior Vice President, May 2007 to present
Vice President of Legal Administration and Compliance for Huntington Asset Services, Inc., the Trust’s administrator, since April 2007; Chief Compliance Officer and Vice President of Valued Advisers Trust since August 2008; Chief Compliance Officer of Unified Financial Securities, Inc., the Trust’s distributor, since May 2007; Secretary of Huntington Funds since April 2010; President and Chief Executive Officer of Dreman Contrarian Funds, March 2010 to March 2011; Vice President and Acting Chief Executive Officer of Dreman Contrarian Funds, 2007 to March 2010; Employed in various positions with American United Life Insurance Company from June 1983 to April 2007, including:  Associate General Counsel, April 2007; Investment Adviser Chief Compliance Officer, June 2004 to April 2007; Assistant Secretary to the Board of Directors, December 2002 to April 2007 and Chief Compliance Officer of OneAmerica Funds, Inc., June 2004 to April 2007; Chief Counsel, OneAmerica Securities Inc., February 2007 to April 2007;  Secretary, OneAmerica Securities, Inc., December 2002 to April 2007.

Robert W. Silva (Age - 45) Treasurer and Chief Financial Officer, June 2011 to present
Vice President, Fund Administration for Huntington Asset Services, Inc., the Trust’s administrator, since September 2010; Treasurer and Chief Financial Officer of Dreman Contrarian Funds since March 2011; Treasurer of Huntington Funds since November 2010; Senior Vice President of Citi Fund Services Ohio, Inc. from September 2007 to September 2010; Assistant Vice President of Citizens Advisers, Inc. from May 2002 to August 2007.

Lynn E. Wood (Age - 65) Chief Compliance Officer, October 2004 to present	Chief Compliance Officer of Unified Series Trust, since October 2004.
Tara Pierson (Age - 36) Secretary, May 2010 to present
Employed by Huntington Asset Services, Inc., the Trust’s Administrator, since February, 2000; Assistant Secretary of Dividend Growth Trust from March 2006 to present. Assistant Secretary of the Trust from November 2008 to May 2010.

* The address for each trustee and officer is 2960 N. Meridian St., Suite 300, Indianapolis, IN  46208.
** As of the date of this SAI, the Trust currently consists of 25 series.
 *** Ms. Kelly is deemed an interested trustee because she is an officer of an entity that is under common control with Unified Financial Securities, Inc., one of the Trust’s distributors.

In addition to the information provided above, below is a summary of the specific experience, qualifications, attributes or skills of each Trustee and the reason why he or she was selected to serve as Trustee:

Stephen A. Little – Mr. Little has been an Independent Trustee of the Trust since its inception in 2002, and he currently serves as Chairman of the Board.  He previously served as trustee to three other registered investment companies.  In 1993, he founded an investment advisory firm that provides discretionary investment advice and advice on socially responsible investing.  Mr. Little previously held NASD Series 6, 7, and 22 licenses.  Mr. Little received a B.A. from Wabash College and a M. Div. from Christian Theological Seminary.  Prior to completing his education, Mr. Little served in the U.S. Marine Corps.  Mr. Little was selected to serve as Trustee of the Trust based primarily on his experience in the investment management industry.

Gary E. Hippenstiel – Mr. Hippenstiel has served as a mutual fund trustee since 1995.  He has been an Independent Trustee of the Trust since its inception in 2002, and he currently serves as Chairman of the Audit and Pricing Committees of the Board of Trustees.  He previously served as a trustee to three other registered investment companies and a variable insurance trust.  In 2008, Mr. Hippenstiel founded an investment consulting firm and he also serves as Chairman of the investment committee for two family foundations.  Prior to that, he served as Chief Investment Officer of Legacy Trust Company for 17 years, where he was responsible for establishing investment strategies and selecting and monitoring independent managers of trust accounts.  Mr. Hippenstiel received a B.S. in Business Administration and an M.B.A. in Finance from the University of California, Berkeley.  Mr. Hippenstiel was selected as Trustee based primarily on his experience in the investment management industry.

Daniel J. Condon – Mr. Condon has been an Independent Trustee of the Trust since its inception in 2002.  He has also served as trustee of three other registered investment companies.  From 1990 to 2002, he served as Vice President and General Manager of an international automotive equipment manufacturing company.  Since 2002, he has served as President and director of the company.  Mr. Condon received a B.S. in Mechanical Engineering from Illinois Institute of Technology and an M.B.A. from Eastern Illinois University.  He also received his registered Professional Engineer license.  Mr. Condon was selected as Trustee based on his over 20 years of international business experience.

Ronald C. Tritschler – Mr. Tritschler has been a Trustee of the Trust since its inception in 2002.  He also has served as trustee of three other registered investment companies.  Since 1989, he has been a director, vice president and general counsel of a company that operates convenience stores.  Since 2001, Mr. Tritschler has been CEO, director and general counsel of a national real estate company. He also is a director of a bank holding company.  Mr. Tritschler received a B.A. in Business Administration from Baldwin-Wallace College and his J.D. and M.B.A. from the University of Toledo. Mr. Tritschler was selected to serve as a Trustee based primarily on his substantial business and legal experience.

Kenneth G.Y. Grant – Mr. Grant has been an Independent Trustee of the Trust since 2008.   He is a founder of a trust company that offers collective investment trust products to qualified plans.  Mr. Grant has over 25 years of executive leadership experience, including experience in management, business development for financial services firms, strategic planning, and investing.  Mr. Grant also has experience developing trust and plan accounting services for institutional investors.  He currently serves as a senior executive of a retirement plan services provider, as senior vice president of a retirement association and as Treasurer of a council of churches. Mr. Grant received his B.A. in Psychology from Syracuse University, his Th.M. in Theology and Ethics from Boston University, and his M.B.A. from Clark University.  Mr. Grant was selected to serve as a Trustee based primarily on his substantial experience in the retirement plan and financial services industry.

Nancy V. Kelly – Ms. Kelly has been a Trustee of the Trust since 2007.   She has served as Executive Vice President of Huntington National Bank since December 2001.  She is active as a community leader and she serves on the Board of several local organizations, including a youth social services agency.   Ms. Kelly was selected to serve as a Trustee based primarily on her experience in managing securities-related businesses operated by banks and her senior position within Huntington Bank, which is an affiliate of the Trust’s administrator and distributor and also serves as custodian of certain series of the Trust.  Ms. Kelly received a B.S. from Hood College in 1977, and an M.B.A. in 1981 from Xavier University.

Independent Trustees Messrs. Hippenstiel, Tritschler, Condon, and Little each have previous experience serving as trustees to other multi-series trusts, which means that they are familiar with issues relating to overseeing multiple advisers and multiple funds.  Messrs. Hippenstiel, Little, and Grant have experience conducting due diligence on and evaluating investment advisers – Mr. Hippenstiel as the Chief Investment Officer of Legacy Trust, Mr. Little as the President of a registered investment adviser, and Mr. Grant as an officer of a bank which operated a collective investment trust.  This means that they are qualified to review annually each adviser’s qualifications, including the qualification of 1492 Capital Management, LLC to serve as adviser to the Funds.  Ms. Kelly’s experience as an officer of the Trust’s custodial bank and former supervisor of the Trust’s administrator provides the Independent Trustees with insight into the operations of the service providers and their day-to-day administration of the Funds.

RISK MANAGEMENT.  As part of its efforts to oversee risk management associated with the Trust, the Board has established the Audit Committee, Pricing Committee, and the Advisory Contract Renewal Committee as described below:

•
The Audit Committee consists of Independent Trustees Messrs. Hippenstiel, Condon, Tritschler and Grant.  The Audit Committee is responsible for overseeing the Trust’s accounting and financial reporting policies and practices, internal controls and, as appropriate, the internal controls of certain service providers; overseeing the quality and objectivity of financial statements and the independent audits of the financial statements; and acting as a liaison between the independent auditors and the full Board of Trustees.   The Audit Committee met four times during the year ended December 31, 2010.

•
The Pricing Committee is responsible for reviewing and approving fair valuation determinations.  The members of the Pricing Committee are all of the Trustees, except that any one member of the Pricing Committee constitutes a quorum for purposes of reviewing and approving a fair value.  In addition to meetings to approve fair valuations, the Pricing Committee met four times during the year ended December 31, 2010.

•
The Advisory Contract Renewal Committee is responsible for conducting due diligence on the initial approval and subsequent renewals of investment advisory contracts between the Trust and the advisers and sub-advisers to each series of the Trust, and making a recommendation to the full Board of Trustees regarding approvals and renewals of these contracts.  The Committee reviews materials of the type required by Section 15(c) of the Investment Company Act of 1940, which are provided by the investment advisers and sub-advisers and the Trust's Administrator.  The Committee also conducts interviews of advisers and sub-advisers to the Trust.  The Advisory Contract Renewal Committee is comprised of all of the Trustees, although at least two Independent Trustees are required to establish a quorum.  This Committee held four meetings during the year ended December 31, 2010.

Each Committee meets at least quarterly, and reviews reports provided by administrative service providers, legal counsel and independent accountants.  The Committees report directly to the Board of Trustees.

The Independent Trustees have engaged their own independent legal counsel to provide advice on regulatory, compliance and other topics.  In addition, the Board has engaged on behalf of the Trust a full-time Chief Compliance Officer (“CCO”) who is responsible for overseeing compliance risks.  He reports to the Board at least quarterly any material compliance items that have arisen, and annually he provides to the Board a comprehensive compliance report outlining the effectiveness of compliance policies and procedures of the Trust and its service providers.  As part of the CCO’s risk oversight function, the CCO seeks to understand the risks inherent in the operations of the Trust’s series and their advisers and sub-advisers.   Periodically the CCO provides reports to the Board that:

•	Assess the quality of the information the CCO receives from internal and external sources;
•	Assess how Trust personnel monitor and evaluate risks;
•	Assess the quality of the Trust’s risk management procedures and the effectiveness of the Trust’s organizational structure in implementing those procedures;
•	Consider feedback from and provide feedback regarding critical risk issues to Trust and administrative and advisory personnel responsible for implementing risk management programs; and
•	Consider economic, industry, and regulatory developments, and recommend changes to the Trust’s compliance programs as necessary to meet new regulations or industry developments.

The Trustees meet in-person on a quarterly basis, typically for two days of meetings.  Trustees also participate in special meetings and conference calls as needed.  In addition to Board meetings, Trustees also participate in teleconferences each quarter to review and discuss 15(c) materials, and to interview advisers and sub-advisers whose contracts are up for renewal.  Legal counsel to the Trust provides quarterly reports to the Board regarding regulatory developments. On a quarterly basis, the Trustees review and discuss some or all of the following compliance and risk management reports relating to the series of the Trust:

(1)           Fund Performance/Morningstar Report/Portfolio Manager’s Commentary
(2)           Code of Ethics review
(3)           NAV Errors, if any
(4)           Distributor Compliance Reports
(5)           Timeliness of SEC Filings
(6)           Dividends and other Distributions
(7)           List of Brokers, Brokerage Commissions Paid and Average Commission Rate
(8)           Review of 12b-1 Payments
(9)           Multiple Class Expense Reports
(10)         Anti-Money Laundering/Customer Identification Reports
(11)         Administrator and CCO Compliance Reports
(l2)          Market Timing Reports

The Board of Trustees has not adopted a formal diversity policy.  When soliciting future nominees for Trustee, the Board will make efforts to identify and solicit qualified minorities and women.

On an annual basis, the Trustees conduct an assessment of the Board’s and their individual effectiveness in overseeing the Trust.  Based upon its assessment, the Board determines whether additional risk assessment or monitoring processes are required with respect to the Trust or any of its service providers.

Based on the qualifications of each of the Trust’s Trustees and officers, the risk management practices adopted by the Board, including a regular review of several compliance and operational reports, and the committee structure adopted by the Board, the Trust believes that its leadership is appropriate.

The following table provides information regarding shares of the Funds and other portfolios of the Trust owned by each Trustee as of December 31, 2010.

Trustee	Dollar Range of the Funds' Shares	Aggregate Dollar Range of Shares of All Funds Within the Trust*
Gary E. Hippenstiel	None	None
Ronald C. Tritschler	None	$10,001 – $50,000
Stephen A. Little	None	None
Daniel J. Condon	None	None
Kenneth G.Y. Grant	None	$1 - $10,000
Nancy V. Kelly	None	None
* The Trust currently consists of 25 series.

Set forth below are estimates of the annual compensation to be paid to the Trustees and officers by each Fund on an individual basis and by the Trust on an aggregate basis.  Trustees’ and officers’ fees and expenses are Trust expenses and each Fund incurs its share of such expenses, which are allocated among the Funds in such manner as the Trustees determine to be fair and equitable.

Independent Trustees	Aggregate Compensation from the Funds	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Trust1
Gary E. Hippenstiel, Trustee and Chairman of the Audit Committee	$1,921	$0	$0	$48,000
Stephen A. Little, Chairman of the Board	$1,920	$0	$0	$48,000
Daniel J. Condon, Trustee	$1,520	$0	$0	$38,000
Ronald C. Tritschler, Trustee	$1,520	$0	$0	$38,000
Kenneth G.Y. Grant, Trustee	$1,520	$0	$0	$38,000

Interested Trustees and Officers	Aggregate Compensation from the Funds	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Trust1
Nancy V. Kelly, Trustee	$0	$0	$0	$0
Brian L. Blomquist, President and CEO	$0	$0	$0	$0
John C. Swhear, Senior Vice President	$0	$0	$0	$0
Robert W. Silva, Treasurer and CFO	$0	$0	$0	$0
Lynn E. Wood, Chief Compliance Officer	$6,320	$0	$0	$158,0002
Tara Pierson, Secretary	$0	$0	$0	$0
1 The Trust currently consists of 25 series.
2 This amount does not include the value of benefits provided to the CCO.  In addition to the CCO’s salary listed in the table, the CCO is allocated $25,000 for potential bonus compensation, as well as to pay for the CCO’s expenses in connection with compliance-related activities, including audits of advisers to the series of the Trust, attendance at compliance seminars, etc.  These expenses are shared, pro rata, by each series of the Trust.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of a Fund.  A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of a Fund or acknowledges the existence of such control. As a controlling shareholder, each of these persons could control the outcome of any proposal submitted to the shareholders for approval, including changes to a Fund’s fundamental policies or the terms of the management agreement with the Adviser.  As of the date of this SAI, the Funds had no principal shareholders or control persons.  As of the date of this SAI, the Trustees and officers of the Trust did not own any shares of any Fund.

PORTFOLIO TURNOVER

The Funds may sell portfolio securities without regard to the length of time they have been held when, in the opinion of the Adviser, investment considerations warrant such action.  Each Fund’s portfolio turnover rate is the percentage of its portfolio that is bought and sold to exchange for other securities and is expressed as a percentage of its total assets. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions.

ANTI-MONEY LAUNDERING COMPLIANCE PROGRAM

Customer identification and verification is part of the Funds’ overall obligation to prevent money laundering under federal law. The Trust has, on behalf of the Funds, adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or financing of terrorist activities (the “AML Compliance Program”).  The Trust has delegated the responsibility to implement the AML Compliance Program to the Transfer Agent, subject to oversight by the Trust’s Chief Compliance Officer and, ultimately, by the Board of Trustees.

When you open an account with a Fund, the Transfer Agent will request that you provide your name, physical address, date of birth, and Social Security number or tax identification number. You may also be asked for other information that, in the Transfer Agent’s discretion, will allow the Fund to verify your identity. Entities are also required to provide additional documentation. This information will be verified to ensure the identity of all persons opening an account with the Fund. The Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account activities, or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity.  These actions will be taken when, in the sole discretion of the Transfer Agent, they are deemed to be in the best interest of the Fund, or in cases where the Fund is requested or compelled to do so by governmental or law enforcement authority.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to policies established by the Board of Trustees of the Trust, the Adviser is responsible for each Fund’s portfolio decisions and the placing of each Fund’s portfolio transactions.  In placing portfolio transactions, the Adviser seeks the best qualitative execution for the Funds, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer.  The Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

The Adviser is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Funds and/or the other accounts over which the Adviser exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided.  The determination may be viewed in terms of a particular transaction or the Adviser’s overall responsibilities with respect to the Funds and to other accounts over which it exercises investment discretion.

Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts.  The research services and other information furnished by brokers through whom the Funds effect securities transactions may also be used by the Adviser in servicing all of its accounts.  Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Adviser in connection with its services to the Funds.

When a Fund and another of the Adviser’s clients seek to purchase or sell the same security at or about the same time, the Adviser may execute the transaction on a combined (“blocked”) basis, through one or more broker-dealers.  Blocked transactions can produce better execution for the Funds and other accounts managed by the Adviser because of the increased volume of each such transaction.  If the entire blocked order is not filled, a Fund may not be able to acquire as large a position in such security as it desires, or it may have to pay a higher price for the security.  Similarly, the Fund may not be able to obtain as large an execution of an order to sell, or as high a price for any particular portfolio security, if the Adviser is selling the same portfolio security for its other client accounts at the same time.  In the event that more than one client wants to purchase or sell the same security on a given date, the purchases and sales will normally be made on a pro rata average price per share basis.

Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available.  Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker.  Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

The Trust, the Adviser and the Funds’ Distributor as defined herein have each adopted a Code of Ethics pursuant to Rule 17j-1 of the 1940 Act, and the Adviser’s Code of Ethics also conforms to Rule 204A-1 under the Investment Advisers Act of 1940.  The personnel subject to the Codes are permitted to invest in securities, including securities that may be purchased or held by the Funds.  You may obtain copies of the Codes from the Trust, free of charge, by calling Shareholder Services at (877) 571-1492.  You may also obtain copies of the Trust’s Code from documents filed with SEC and available on the SEC’s web site at www.sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS

Each Fund is required to include a schedule of portfolio holdings in its annual and semi-annual reports to shareholders, which reports are sent to shareholders within 60 days of the end of the second and fourth fiscal quarters and which are filed with the SEC on Form N-CSR within 70 days of the end of the second and fourth fiscal quarters.  Each Fund also is required to file a schedule of portfolio holdings with the SEC on Form N-Q within 60 days of the end of the first and third fiscal quarters.  A Fund must provide a copy of the complete schedule of portfolio holdings as filed with the SEC to any shareholder of the Fund, upon request, free of charge.  This policy is applied uniformly to all shareholders of the Funds without regard to the type of requesting shareholder (i.e., regardless of whether the shareholder is an individual or institutional investor).

Each Fund releases portfolio holdings to third party servicing agents on a daily basis in order for those parties to perform their duties on behalf of the Fund.  These third party servicing agents include the Adviser, Distributor, Transfer Agent, fund accounting agent, administrator and custodian.  A Fund also may disclose portfolio holdings, as needed, to auditors, legal counsel, proxy voting services (if applicable), printers, pricing services, parties to merger and reorganization agreements and their agents, and prospective or newly hired investment advisers or sub-advisers.  The lag between the date of the information and the date on which the information is disclosed will vary based on the identity of the party to whom the information is disclosed.  For instance, the information may be provided to auditors within days of the end of an annual period, while the information may be given to legal counsel or prospective sub-advisers at any time.  This information is disclosed to all such third parties under conditions of confidentiality. “Conditions of confidentiality” include (i) confidentiality clauses in written agreements, (ii) confidentiality implied by the nature of the relationship (e.g., attorney-client relationship), (iii) confidentiality required by fiduciary or regulatory principles (e.g., custody relationships), or (iv) understandings or expectations between the parties that the information will be kept confidential.  Third party servicing agents generally are subject to an independent obligation not to trade on confidential information under their code of ethics and/or as a result of common law precedents; however, the Funds do not require an independent confirmation from the third parties that they will not trade on the confidential information.

Additionally, each Fund may enter into ongoing arrangements to release portfolio holdings to Morningstar, Inc., Lipper, Inc., Bloomberg, Standard & Poor’s, Thompson Financial and Vickers-Stock (“Rating Agencies”) in order for those organizations to assign a rating or ranking to the Fund.  In these instances, portfolio holdings will be supplied within approximately 25 days after the end of the month.  The Rating Agencies may make a Fund’s top portfolio holdings available on their websites and may make the Fund’s complete portfolio holdings available to their subscribers for a fee.  Neither the Funds, the Adviser, nor any of their affiliates receive any portion of this fee.  Information released to Rating Agencies is not released under conditions of confidentiality nor is it subject to prohibitions on trading based on the information.  Each Fund also has the option to post its complete portfolio holdings to its website within approximately 25 days after the end of the month.  If posted, the information will remain posted on the website until replaced by the information for the succeeding month.  If the Funds do not have a website or the website is for some reason inoperable, the information will be supplied no more frequently than quarterly and on a delayed basis.

Except as described above, each Fund is prohibited from entering into any arrangements with any person to make available information about the Fund’s portfolio holdings without the prior authorization of the Chief Compliance Officer and the specific approval of the Board.  The Adviser must submit any proposed arrangement pursuant to which the Adviser intends to disclose a Fund’s portfolio holdings to the Board, which will review such arrangement to determine whether the arrangement is in the best interests of Fund shareholders. Additionally, the Adviser and any affiliated persons of the Adviser are prohibited from receiving compensation or other consideration, for themselves or on behalf of a Fund, as a result of disclosing the Fund’s portfolio holdings.  A Fund will not disclose portfolio holdings as described above to third parties that the Fund knows will use the information for personal securities transactions.

PROXY VOTING POLICY

The Trust and the Adviser each have adopted proxy voting policies and procedures reasonably designed to ensure that proxies are voted in shareholders’ best interests.  As a brief summary, the Trust’s policy delegates responsibility regarding proxy voting to the Adviser, subject to the Adviser’s proxy voting policy and the supervision of the Board of Trustees.

The Adviser’s Policy and Procedures relating to voting proxies are designed to ensure that proxies are voted in the best interests of the clients.  In general, proxies will be voted in a manner designed to maximize the value of client investments.  In evaluating a particular proxy proposal, the Adviser will take into consideration, among other things, the period of time over which the voting shares of the company are expected to be held, the size of the position, the costs involved in the proxy proposal and the existing governance documents of the affected company, as well as its management and operations.  Proxy proposals that change the existing status of a company will be reviewed to evaluate the desirability of the change, and to determine the benefits to the company and its shareholders, but the Adviser’s primary objective is always to protect and enhance the economic interests of its clients.

The Trust’s policy provides that, if a conflict of interest between the Adviser or its affiliates and a Fund arises with respect to any proxy, the Adviser must fully disclose the conflict to the Board of Trustees and vote the proxy in accordance with the Board’s instructions.  The Board shall make the proxy voting decision that in its judgment, after reviewing the recommendation of the Adviser, is most consistent with the Adviser’s proxy voting policies and in the best interests of Fund shareholders.  When the Board is required to make a proxy voting decision, only the Trustees without a conflict of interest with regard to the security in question or the matter to be voted upon shall be permitted to participate in the decision of how the Fund’s vote will be cast.

You may obtain a copy of the Trust’s and the Adviser’s proxy voting policies by calling Shareholder Services at (877) 571-1492 or by writing to the Transfer Agent at Huntington Asset Services, Inc., 2960 N. Meridian Street, Suite 300, Indianapolis, IN 46208, Attn:  Unified Series Trust Chief Compliance Officer.  A copy of the policies will be mailed to you within three days of receipt of your request.  You also may obtain a copy of the policies from Fund documents filed with the SEC, which are available on the SEC’s web site at www.sec.gov.  A copy of the votes cast by each Fund with respect to portfolio securities during the most recent 12-month period ended June 30th will be filed by the Fund with the SEC on Form N-PX.  Each Fund’s proxy voting record will be available to shareholders free of charge upon request by calling or writing the Fund as described above or from the SEC’s web site.

DETERMINATION OF NET ASSET VALUE

The net asset value of each Fund is determined as of the close of trading (normally 4:00 p.m. Eastern time) on each day the Trust, its custodian, and the Transfer Agent are open for business and on any other day on which there is sufficient trading in a Fund’s securities to materially affect the net asset value.  The Trust is open for business on every day on which the New York Stock Exchange (“NYSE”) is open for trading.  The NYSE is closed on Saturdays, Sundays and the following holidays:  New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.  For a description of the methods used to determine the net asset value (share price), see “Determination of Net Asset Value” in the Prospectus.

Equity securities generally are valued by using market quotations furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.  When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued at a fair value as determined by the Adviser in good faith according to procedures adopted by the Board of Trustees.  The Board of Trustees annually approves the pricing services used by the fund accounting agent.  The fund accounting agent maintains a pricing review committee which consults with an Independent Trustee who is a member of the Pricing Committee as fair valuation issues arise.  Fair valued securities held by a Fund (if any) are reviewed by the Board of Trustees on a quarterly basis.

Each Fund’s net asset value per share is computed  by dividing the value of the securities held by the Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares in the Fund outstanding at such time.
REDEMPTION IN-KIND

The Funds do not intend to redeem shares in any form except cash.  However, if the aggregate amount being redeemed within any 90-day period is over the lesser of $250,000 or 1% of a Fund’s net asset value, pursuant to a Rule 18f-1 plan filed by the Trust on behalf of the Funds, each Fund has the right to redeem your shares by giving you the amount that exceeds the lesser of $250,000 or 1% of the Fund’s net asset value in securities instead of cash.  In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund.

STATUS AND TAXATION OF THE FUNDS

Each Fund was organized as a series of a business trust, and intends to continue to qualify for treatment as a regulated investment company (each a “RIC,” or together “RICs”) under the Internal Revenue Code of 1986, as amended (the “Code”) in each taxable year.  There can be no assurance that they actually will so qualify.  If a Fund qualifies as a RIC, its dividend and capital gain distributions generally are subject only to a single level of taxation, to the shareholders.  This differs from distributions of a regular business corporation which, in general, are taxed first as taxable income of the distributing corporation, and then again as dividend income of the shareholder.

If a Fund does qualify as a RIC but (in a particular tax year) distributes less than 98.2% of its ordinary income and 98.2% of its capital gain net income (as the Code defines each such term), the Fund is subject to an excise tax.  The excise tax, if applicable, is 4% of the excess of the amount required to have been distributed over the amount actually distributed for the applicable year.  If a Fund does not qualify as a RIC, its income will be subject to taxation as a regular business corporation, without reduction by dividends paid to shareholders of that Fund.

To continue to qualify for treatment as a RIC under Subchapter M of the Code, a Fund must, among other requirements:

•
Derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, and certain other income (including gains from options, futures, or forward contracts derived with respect to the RIC’s business of investing in stock securities, or foreign currencies) (the “Income Requirement”);

•	Diversify its investments in securities within certain statutory limits; and
•	Distribute annually to its shareholders at least 90% of its investment company taxable income (generally, taxable net investment income less net capital gain) (the “Distribution Requirement”).

Pursuant to the recently enacted Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), if a Fund fails the gross income test for a taxable year, it will nevertheless be considered to have satisfied the test for such year if (i) the Fund satisfies certain procedural requirements and (ii) the Fund’s failure to satisfy the gross income test is due to reasonable cause and not due to willful neglect.  However, in such case, a tax is imposed on the Fund for the taxable year in which, absent the application of this provision, it would have failed the gross income test equal to the amount by which (i) the Fund’s non-qualifying gross income exceeds (ii) one-ninth of the Fund’s qualifying gross income, each as determined for purposes of applying the gross income test for such year.

Also pursuant to the Modernization Act, if a Fund fails the asset diversification test as of the end of a quarter, it will nevertheless be considered to have satisfied the test as of the end of such quarter in the following circumstances.  If the Fund’s failure to satisfy the asset diversification test at the end of the quarter is due to the ownership of assets the total value of which does not exceed the lesser of (i) one percent of the total value of the Fund’s assets at the end of such quarter and (ii) $10,000,000 (a “de minimis failure”), the Fund will be considered to have satisfied the asset diversification test as of the end of such quarter if, within six months of the last day of the quarter in which the Fund identifies that it failed the asset diversification test (or such other prescribed time period), the Fund either disposes of assets in order to satisfy the asset diversification test, or otherwise satisfies the asset diversification test.

In the case of a failure to satisfy the asset diversification test at the end of a quarter in a case that does not constitute a de minimis failure, a Fund will nevertheless be considered to have satisfied the asset diversification test as of the end of such quarter if (i) the Fund satisfies certain procedural requirements; (ii) the Fund’s failure to satisfy the asset diversification test is due to reasonable cause and not due to willful neglect; and (iii) within six months of the last day of the quarter in which the Fund identifies that it failed the asset diversification test (or such other prescribed time period), the Fund either disposes of assets in order to satisfy the asset diversification test, or otherwise satisfies the asset diversification test.  However, in this case, a tax is imposed on the Fund, at the current rate of 35%, on the net income generated by the assets that caused the Fund to fail the asset diversification test during the period for which the asset diversification test was not met.  However, in all events, such tax will not be less than $50,000.

Each Fund may acquire zero coupon or other securities issued with original issue discount (including pay-in-kind securities).  If it does so, the applicable Fund will have to include in its income each share of the original issue discount that accrues on the securities during the taxable year, even if the Fund receives no corresponding payment on the securities during the year.  Because each Fund annually must distribute (a) 98% of its ordinary income in order to avoid imposition of a 4% excise tax, and (b) 90% of its investment company taxable income, including any original issue discount, to satisfy the Distribution Requirement, a Fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives.  Those distributions would be made from the Fund’s cash assets, if any, or from the sales of portfolio securities, if necessary.  A Fund might realize capital gains or losses from any such sales, which would increase or decrease the Funds’ investment company taxable income and/or net capital gain (the excess of net long-term capital gain over net short-term capital loss).

Hedging strategies, to reduce risk in various ways, are subject to complex rules that determine for federal income tax purposes, the character and time for recognition of gains and losses the Funds realize in connection with the hedge.  Each Fund’s income from options, futures, and forward contracts, in each case derived with respect to its business of investing in stock, securities, or foreign currencies, should qualify as allowable income for the Fund under the Income Requirement.

Each Fund’s net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards.  Capital losses, if any, incurred by a Fund will have an indefinite carryover period pursuant to the provisions of the Modernization Act.

Fund distributions received by your qualified retirement plan, such as a 401(k) plan or IRA, are generally tax-deferred; this means that you are not required to report Fund distributions on your income tax return when paid to your plan, but, rather, when your plan makes payments to you or your beneficiary.  Special rules apply to payouts from Roth and Education IRAs.

The portion of the dividends a Fund pays (other than capital gain distributions) that does not exceed the aggregate dividends it receives from U.S. corporations will be eligible for the dividends received deduction allowed to corporations; however, dividends received by a corporate shareholder and deducted by it pursuant to the dividends received deduction are subject indirectly to the federal alternative minimum tax.

If you are a non-retirement plan holder, the appropriate Fund will send you a Form 1099 each year that tells you the amount of distributions you received for the prior calendar year, the tax status of those distributions, and a list of reportable sale transactions.  Generally, a Fund’s distributions are taxable to you in the year you received them.  However, any dividends that are declared in October, November or December but paid in January are taxable as if received in December of the year they are declared.  Investors should be careful to consider the tax consequences of buying shares shortly before a distribution.  The price of shares purchased at that time may reflect the amount of the anticipated distribution.  However, any such distribution will be taxable to the purchaser of the shares and may result in a decline in the share value by the amount of the distribution.

If shares of a Fund are sold at a loss after being held by a shareholder for six months or less, the loss will be treated as long-term, instead of a short-term, capital loss to the extent of any capital gain distributions received on such shares.

The foregoing is only a summary of some of the important federal income tax considerations affecting each Fund and its shareholders and is not intended as a substitute for careful tax planning.  Accordingly, prospective investors should consult their own tax professionals for more detailed information regarding the above and for information regarding federal, state, local and foreign taxes.

CUSTODIAN

Huntington National Bank, 41 South High Street, Columbus, Ohio 43215, is Custodian of each Fund’s investments. The Custodian acts as the Funds’ depository, safekeeps portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Funds’ request and maintains records in connection with its duties. A Trustee of the Trust is a member of the Custodian’s management.  The Custodian’s parent company, Huntington Bancshares, Inc., is also the parent company of Huntington Asset Services, Inc. (“Huntington”), the Trust’s transfer agent, fund accountant and administrator, and of Unified Financial Securities, Inc. (the “Distributor”), the Trust’s distributor.  Huntington and the Distributor each operates as a wholly-owned subsidiary of Huntington Bancshares, Inc.

For its custodial services, the Custodian receives a monthly fee from each Fund based on the market value of assets under custody.  The monthly fee is equal to an annual rate of 0.0125% of the first $75 million of market value; 0.0100% of the next $75 million of market value; and 0.0075% of market value in excess of $150 million.  The Custodian also receives various transaction-based fees.  The fees paid to the Custodian by each Fund are subject to a $250 monthly minimum fee per Fund.

FUND SERVICES

Huntington Asset Services, Inc. (“Huntington”), 2960 N. Meridian St., Suite 300, Indianapolis, IN  46208, acts as the Funds' transfer agent, fund accountant, and administrator.  Huntington is a wholly-owned subsidiary of Huntington Bancshares, the parent company of the Custodian and the Distributor.  Certain officers of the Trust also are officers of Huntington.

Huntington maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of each Fund’s shares, acts as dividend and distribution disbursing agent, and performs other transfer agent and shareholder service functions.  For its services as a transfer agent, Huntington receives a monthly fee of $1.67 per shareholder account, subject to a minimum monthly fee of $2,500.

In addition, Huntington provides the Funds with fund accounting services, which include certain monthly reports, record keeping and other management-related services.  For its services as fund accountant, Huntington receives a monthly fee from each Fund equal to an annual rate of 0.04% of the Fund’s average daily net assets up to $100 million; 0.02% of the Fund’s average daily net assets from $100 million to $250 million; 0.01% of the Fund’s average daily net assets from $250 million to $1 billion; and 0.005% of the Fund’s average daily net assets over $1 billion, subject to a total minimum monthly fee of $2,917.

Huntington also provides the Funds with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities.  For these services, Huntington receives a monthly fee from each Fund equal to an annual rate of 0.08% of the Fund’s average daily net assets up to $100 million; 0.06% of the Fund’s average daily net assets from $100 million to $250 million; 0.04% of the Fund’s average daily net assets from $250 million to $1 billion; and 0.02% of the Fund’s average daily net assets over $1 billion, subject to a total minimum monthly fee of $3,750.  Huntington also receives a compliance program services fee of $250 per month from each Fund.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The firm of Cohen Fund Audit Services, Ltd., 800 Westpoint Pkwy, Suite 1100, Westlake, OH 44145 has been selected as Independent Registered Public Accounting Firm for the Funds for the initial fiscal period ending November 30, 2012.  Cohen will perform an annual audit of the Funds’ financial statements and will provide financial, tax and accounting consulting services, as requested, in accordance with applicable law and regulations.

DISTRIBUTOR

Unified Financial Securities, Inc., 2960 North Meridian Street, Suite 300, Indianapolis, Indiana 46208, is the exclusive agent for distribution of shares of the Funds. Certain officers of the Trust are also officers of the Distributor, and a Trustee of the Trust is an officer of the Custodian, which, together with the Distributor and Huntington, are wholly-owned subsidiaries of Huntington Bancshares.  As a result, such persons may be deemed to be affiliates of the Distributor.

The Distributor is obligated to sell the shares of each Fund on a best efforts basis only against purchase orders for the shares.  Shares of each Fund are offered to the public on a continuous basis.

FINANCIAL STATEMENTS

The Funds recently commenced operations and, as a result, there are no financial statements available.

PART C. OTHER INFORMATION

Item 28.                      Exhibits

(a)	(i)
Agreement and Declaration of Trust as filed with the State of Ohio on October 17, 2002 – Filed with Registrant’s initial registration statement on Form N-1A dated October 21, 2002 and incorporated herein by reference.

(ii)
First Amendment to Agreement and Declaration of Trust, as filed with the State of Ohio on September 15, 2005 – Filed with Registrant’s registration statement on Form N-1A dated March 31, 2006 and incorporated herein by reference.

(iii)
Amendment No. 2 to Agreement and Declaration of Trust, as filed with the State of Ohio on May 17, 2006 – Filed with Registrant’s registration statement on Form N-1A dated July 24, 2006 and incorporated herein by reference.

(iv)
Amendment No. 3 to Agreement and Declaration of Trust, as filed with the State of Ohio on September 1, 2006 – Filed with Registrant’s registration statement on Form N-1A dated September 19, 2006 and incorporated herein by reference.

(v)	Amendments No. 4 and 6 to Agreement and Declaration of Trust – Filed with Registrant’s registration statement on Form N-1A on July 5, 2007 and incorporated herein by reference.

(vi)	Amendment No. 5 to Agreement and Declaration of Trust – Filed with Registrant’s registration statement on Form N-1A dated August 1, 2007 and incorporated herein by reference.

(vii)	Amendment No. 7 to Agreement and Declaration of Trust – Filed with Registrant’s registration statement on Form N-1A dated August 31, 2007 and incorporated herein by reference.

(viii)	Amendment No. 8 to Agreement and Declaration of Trust – Filed with Registrant’s registration statement on Form N-1A dated December 17, 2007 and incorporated herein by reference.

(ix)	Amendment No. 9 to Agreement and Declaration of Trust – Filed with Registrant’s registration statement on Form N-1A dated April 29, 2008 and incorporated herein by reference.

(x)
Amendment No. 10 to Agreement and Declaration of Trust as filed with the State of Ohio on November 12, 2008– Filed with Registrant’s registration statement on Form N-1A dated November 28, 2008 and incorporated herein by reference.

(xi)
Amendment No. 11 to Agreement and Declaration of Trust as filed with the State of Ohio on February 13, 2009 – Filed with Registrant’s registration statement on Form N-1A dated March 2, 2009 and incorporated herein by reference.

(xii)
Amendment No. 12 to Agreement and Declaration of Trust as filed with the State of Ohio on August 11, 2009 – Filed with Registrant’s registration statement on Form N-1A dated December 29, 2009 and incorporated herein by reference.

(xiii)
Amendment No. 13 to Agreement and Declaration of Trust as filed with the State of Ohio on October 20, 2010 – Filed with Registrant’s registration statement on Form N-1A dated November 5, 2010 and incorporated herein by reference.

(xiv)
Amendment No. 14 to Agreement and Declaration of Trust as filed with the State of Ohio on November 23, 2010 – Filed with Registrant’s registration statement on Form N-1A dated November 29, 2010 and incorporated herein by reference.

(xv)
Amendment No. 15 to Agreement and Declaration of Trust as filed with the State of Ohio on April 5, 2011  – Filed with Registrant’s registration statement on Form N-1A dated April 29, 2011 and incorporated herein by reference.

(xvi)
Amendment No. 16 to Agreement and Declaration of Trust as filed with the State of Ohio on August 23, 2011 – Filed with Registrant’s registration statement on Form N-1A dated August 24, 2011 and incorporated herein by reference.

(xvii)
Amendment No. 17 to Agreement and Declaration of Trust as filed with the State of Ohio on November 17, 2011 – Filed with Registrant’s registration statement on Form N-1A dated November 28, 2011 and incorporated herein by reference.

(b)	By-laws adopted as of October 17, 2002 – Filed with Registrant’s initial registration statement on Form N-1A dated October 21, 2002 and incorporated herein by reference.

(c)	Instruments Defining Rights of Security Holders – None.

(d)	Investment Advisory Contracts:

1.	(a)
Copy of  Registrant’s Amended and Restated Management Agreement with Spectrum Advisory Services,  Inc. (“Spectrum”) with regard to the Marathon Value Portfolio – Filed with Registrant’s registration statement on Form N-1A dated July 26, 2010 and incorporated herein by reference.

(b)
Copy of the Side Letter Agreement with Spectrum regarding fee waiver and expense reimbursement with respect to the Marathon Value Portfolio for the 2011 fiscal year – Filed with Registrant’s registration statement on Form N-1A dated February 28, 2011 and incorporated herein by reference.

2.	(a)
Copy of Registrant’s Amended and Restated Management Agreement with Becker Capital Management, Inc. with regard to the Becker Value Equity Fund – Filed with Registrant’s registration statement on Form N-1A dated August 24, 2011 and incorporated herein by reference.

(b)
Copy of the Side Letter Agreement with Becker Capital Management, Inc., regarding fee waiver and expense reimbursement with respect to the Becker Value Equity Fund for the period ended February 28, 2013 – Filed with Registrant’s registration statement on Form N-1A dated August 24, 2011 and incorporated herein by reference.

3.	(a)
Copy of Registrant’s Amended and Restated Management Agreement with Crawford Investment Counsel, Inc. with regard to the Crawford Dividend Growth Fund – Filed with Registrant’s registration statement on Form N-1A dated May 2, 2011 and incorporated herein by reference.

(b)
Copy of Registrant’s Side Letter Agreement with Crawford Investment Counsel, Inc. regarding fee waiver and expense reimbursement with respect to the Crawford Dividend Growth Fund for the period ended April 30, 2013 – Filed with Registrant’s registration statement on Form N-1A dated December 14, 2011 and incorporated herein by reference.

4.
Copy of Registrant’s Amended and Restated Management Agreement with IMS Capital Management, Inc. with regard to the IMS Capital Value Fund – Filed with Registrant’s registration statement on Form N-1A dated August 22, 2007, and incorporated herein by reference.

5.	(a)
Copy of Registrant’s Management Agreement with IMS Capital Management, Inc. with regard to the IMS Dividend Growth Fund (formerly known as the Strategic Allocation Fund) approved June 6, 2004 – Filed with Registrant’s registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.

(b)
Copy of Registrant’s Side Letter Agreement with IMS Capital Management, Inc. regarding fee waiver and expense reimbursement with respect to the IMS Dividend Growth Fund for the period ending October 31, 2012 – Filed with Registrant’s registration statement on Form N-1A dated October 28, 2011 and incorporated herein by reference.

6.
Copy of Registrant’s Management Agreement with IMS Capital Management, Inc. with regard to the IMS Strategic Income Fund approved June 6, 2004 – Filed with Registrant’s registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.

7.	(a)
Copy of Registrant’s Management Agreement with Financial Counselors, Inc. with regard to the FCI Value Equity Fund approved June 13, 2005  – Filed with Registrant’s registration statement on Form N-1A dated June 15, 2005 and incorporated herein by reference.

(b)
Copy of Side Letter Agreement with Financial Counselors, Inc. regarding fee waiver and expense reimbursement with respect to the FCI Value Equity Fund’s 2011 fiscal year – Filed with Registrant’s registration statement on Form N-1A dated January 28, 2011 and incorporated herein by reference.

8.	(a)
Copy of Registrant’s Management Agreement with Financial Counselors, Inc. with regard to the FCI Bond Fund approved June 13, 2005 – Filed with Registrant’s registration statement on Form N-1A dated June 15, 2005 and incorporated herein by reference.

(b)
Copy of Side Letter Agreement with Financial Counselors, Inc. regarding fee waiver and expense reimbursement with respect to the FCI Bond Fund’s 2011 fiscal year – Filed with Registrant’s registration statement on Form N-1A dated January 28, 2011 and incorporated herein by reference.

9.
Copy of Registrant’s Management Agreement with The Roosevelt Investment Group with respect to the Roosevelt Multi-Cap Fund, approved September 12, 2005 – Filed with Registrant’s registration statement on Form N-1A dated August 5, 2005 and incorporated herein by reference.

10.	(a)
Copy of Registrant’s Management Agreement with SMI Advisory Services, LLC with regard to the Sound Mind Investing Fund approved August 29, 2005 – Filed with Registrant’s registration statement on Form N-1A dated August 6, 2005 and incorporated herein by reference.

(b)
Copy of Side Letter Agreement with SMI Advisory Services, LLC regarding fee waiver and expense reimbursement with respect to the Sound Mind Investing Fund for the 2011 fiscal year – Filed with Registrant’s registration statement on Form N-1A dated February 28, 2011 and incorporated herein by reference.

11.	(a)
Copy of Registrant’s Amended Management Agreement with Toreador Research & Trading LLC with regard to Toreador Large Cap Fund – Filed with Registrant’s registration statement on Form N-1A dated August 31, 2009 and incorporated herein by reference.

(b)
Copy of Side Letter Agreement with Toreador Research & Trading LLC regarding fee waiver and expense reimbursement with respect to the Toreador Large Cap Fund for the 2011 fiscal year – Filed with Registrant’s registration statement on Form N-1A dated August 29, 2011 and incorporated herein by reference.

12.	(a)
Copy of Registrant’s Amended and Restated Management Agreement with Iron Financial, LLC dated November 10, 2008 with regard to the Iron Strategic Income Fund – Filed with Registrant’s registration statement on Form N-1A dated January 28, 2009 and incorporated herein by reference.

13.	(a)
Copy of Registrant’s Management Agreement with Leeb Capital Management, Inc. with regard to Leeb Focus Fund – Filed with Registrant’s registration statement on Form N-1A dated November 30, 2006 and incorporated herein by reference.

(b)
Copy of Side Letter Agreement with Leeb Capital Management, Inc. regarding fee waiver and expense reimbursement with respect to the Leeb Focus Fund for the period ended June 30, 2012– Filed with Registrant’s registration statement on Form N-1A dated July 1, 2011 and incorporated herein by reference.

14.	(a)
Copy of Registrant’s Management Agreement with Pekin Singer Strauss Asset Management, Inc. with regard to Appleseed Fund – Filed with Registrant’s registration statement on Form N-1A dated October 2, 2006 and incorporated herein by reference.

(b)
Copy of Side Letter Agreement with Pekin Singer Strauss Asset Management, Inc. regarding fee waiver and expense reimbursement with respect to the Appleseed Fund for period ending February 29, 2012 – Filed with Registrant’s registration statement on Form N-1A dated January 28, 2011 and incorporated herein by reference.

15.	(a)
Copy of Registrant’s Management Agreement with Symons Capital  Management, Inc. with regard to the Symons Capital Appreciation Institutional Fund – Filed with Registrant’s registration statement on Form N-1A dated December 14, 2006 and incorporated herein by reference.

(b)
Copy of Side Letter Agreement with Symons Capital Management, Inc. regarding fee waiver and expense reimbursement with respect to the Symons Capital Appreciation Institutional Fund for the period ended March 31, 2016 – Filed with Registrant’s registration statement on Form N-1A dated July 29, 2011 and incorporated herein by reference.

16.	(a)
Copy of Registrant’s Management Agreement with Symons Capital Management, Inc. with regard to the Symons Value Institutional Fund – Filed with Registrant’s registration statement on Form N-1A dated December 14, 2006 and incorporated herein by reference.

(b)
Copy of Side Letter Agreement with Symons Capital Management, Inc. regarding fee waiver and expense reimbursement with respect to the Symons Value Institutional Fund for the period ended March 31, 2016 – Filed with Registrant’s registration statement on Form N-1A dated July 29, 2011 and incorporated herein by reference.

17.	(a)
Copy of Registrant’s Interim Management Agreement with Dean Investment Associates, LLC with regard to the Dean Mid Cap Value Fund – Filed with Registrant’s registration statement on Form N-1A dated July 29, 2011 and incorporated herein by reference.

(b)
Copy of Side Letter Agreement with Dean Investment Associates, LLC regarding fee waiver and expense reimbursement with respect to the Dean Mid Cap Value Fund for the period ended July 31, 2012 – Filed with Registrant’s registration statement on Form N-1A dated March 31, 2011 and incorporated herein by reference.

18.	(a)
Copy of Registrant’s Interim Management Agreement with Dean Investment Associates, LLC with regard to the Dean Small Cap Value Fund – Filed with Registrant’s registration statement on Form N-1A dated July 29, 2011 and incorporated herein by reference.

(b)
Copy of Side Letter Agreement with Dean Investment Associates, LLC regarding fee waiver and expense reimbursement with respect to the Dean Small Cap Value Fund for the period ended July 31, 2012 – Filed with Registrant’s registration statement on Form N-1A dated July 29, 2011 and incorporated herein by reference.

19.
Copy of Interim Subadvisory Agreement between Dean Investment Associates, LLC and Dean Capital Management, LLC with regard to the Dean Mid Cap Value Fund and Dean Small Cap Value Fund – Filed with Registrant’s registration statement on Form N-1A dated July 29, 2011 and incorporated herein by reference.

20.	(a)
Copy of Registrant’s Management Agreement with Mirzam Asset Management, LLC with regard to the Mirzam Capital Appreciation Fund – Filed with Registrant’s registration statement on Form N-1A dated August 22, 2007 and incorporated herein by reference.

(b)
Copy of Side Letter Agreement with Mirzam Asset Management, LLC regarding fee waiver and expense reimbursement with respect to the Mirzam Capital Appreciation Fund for the period ending November 30, 2013 – Filed with Registrant’s registration statement on Form N-1A dated November 29, 2010 and incorporated herein by reference.

(c)
Copy of Sub-Advisory Agreement between Mirzam Asset Management, LLC and Bastiat Capital, LLC with regard to Mirzam Capital Appreciation Fund – Filed with Registrant’s registration statement on Form N-1A dated August 22, 2007 and incorporated herein by reference.

21.	(a)
Copy of Registrant’s Management Agreement with SB-Auer Funds, LLC with regard to the Auer Growth Fund – Filed with Registrant’s registration statement on Form N-1A dated December 21, 2007 and incorporated herein by reference.

(b)
Copy of Side Letter Agreement with SB-Auer Funds, LLC regarding fee waiver and expense reimbursement with respect to the Auer Growth Fund for the 2011 fiscal year– Filed with Registrant’s registration statement on Form N-1A dated March 29, 2011 and incorporated herein by reference.

22.	(a)
Copy of Registrant’s Management Agreement with Envestnet Asset Management, Inc. with regard to 3 to 1 Diversified Equity Fund – Filed with Registrant’s registration statement on Form N-1A dated December 21, 2007 and incorporated herein by reference.

(b)
Side Letter Agreement with Envestnet Asset Management, Inc. regarding fee waiver and expense reimbursement with respect to the 3 to 1 Diversified Equity Fund for the 2011 fiscal year – Filed with Registrant’s registration statement on Form N-1a dated April 29, 2011 and incorporated herein by reference.

(c)
Copy of Subadvisory Agreement between Envestnet Asset Management, Inc. and London Company of Virginia with regard to 3 to 1 Diversified Equity Fund – Filed with Registrant’s registration statement on Form N-1A dated December 21, 2007 and incorporated herein by reference.

(d)
Copy of Subadvisory Agreement between Envestnet Asset Management, Inc. and Pictet Asset Management, Ltd. with regard to 3 to 1 Diversified Equity Fund – Filed with Registrant’s registration statement on Form N-1A dated December 21, 2007 and incorporated herein by reference.

(e)
Copy of Subadvisory Agreement between Envestnet Asset Management, Inc. and Victory Capital Management, Inc. with regard to 3 to 1 Diversified Equity Fund – Filed with Registrant’s registration statement on Form N-1A dated April 29, 2011 and incorporated herein by reference.

(f)
Copy of Subadvisory Agreement between Envestnet Asset Management, Inc. and Loomis, Sayles & Company, LP with regard to 3 to 1 Diversified Equity Fund – Filed with Registrant’s registration statement on Form N-1A dated April 29, 2011 and incorporated herein by reference.

23.	(a)
Copy of Registrant’s Management Agreement with Envestnet Asset Management, Inc. with regard to 3 to 1 Strategic Income Fund – Filed with Registrant’s registration statement on Form N-1A dated December 21, 2007 and incorporated herein by reference.

(b)
Side Letter Agreement with Envestnet Asset Management, Inc. regarding fee waiver and expense reimbursement with respect to the 3 to 1 Strategic Income Fund for the 2011 fiscal year – Filed with Registrant’s registration statement on Form N-1A dated April 29, 2011 and incorporated herein by reference.

(c)
Copy of Subadvisory Agreement between Envestnet Asset Management, Inc. and Loomis, Sayles & Company, LP with regard to 3 to 1 Strategic Income Fund – Filed with Registrant’s registration statement on Form N-1A dated December 21, 2007 and incorporated herein by reference.

(d)
Copy of Subadvisory Agreement between Envestnet Asset Management, Inc. and SMH Capital Advisors, Inc. with regard to 3 to 1 Strategic Income Fund – Filed with Registrant’s registration statement on Form N-1A dated December 21, 2007 and incorporated herein by reference.

24.	(a)
Copy of Registrant’s Management Agreement with Symons Capital  Management, Inc. with regard to the Symons Small Cap Institutional Fund – Filed with Registrant’s registration statement on Form N-1A dated April 29, 2008 and incorporated herein by reference.

(b)
Copy of Side Letter Agreement with Symons Capital Management, Inc. regarding fee waiver and expense reimbursement with respect to the Symons Small Cap Institutional Fund for the period ended March 31, 2016 – Filed with Registrant’s registration statement on Form N-1A dated July 29, 2011 and incorporated herein by reference.

25.	(a)
Copy of Registrant’s Management Agreement with Jones Asset Management, LLC with regard to the Jones Villalta Opportunity Fund – Filed with Registrant’s registration statement on Form N-1A dated October 16, 2008 and incorporated herein by reference.

(b)
Form of Side Letter Agreement with Jones Villalta Asset Management, LLC regarding fee waiver and expense reimbursement with respect to the Jones Villalta Opportunity Fund for the 2011 fiscal year – Filed with Registrant’s registration statement on Form N-1A dated February 28, 2011 and incorporated herein by reference.

26.	(a)
Copy of Registrant’s Management Agreement with SMI Advisory Services, LLC with regard to the Sound Mind Investing Balanced Fund – Filed with Registrant’s registration statement on Form N-1A dated December 23, 2010 and incorporated herein by reference.

(b)
Copy of Side Letter Agreement with SMI Advisory Services, LLC regarding fee waiver and expense reimbursement with respect to the Sound Mind Investing Balanced Fund for the 2010 fiscal year – Filed with Registrant’s registration statement on Form N-1A dated December 23, 2010 and incorporated herein by reference.

(c)
Copy of Subadvisory Agreement between SMI Advisory Services, LLC and Reams Asset Management Co., LLC with regard to the Sound Mind Investing Balanced Fund – Filed with Registrant’s registration statement on Form N-1A dated December 23, 2010 and incorporated herein by reference.

27.	(a)
Copy of Registrant’s Management Agreement with Leeb Capital Management, Inc. with regard to the Leeb Resources Fund – Filed with Registrant’s registration statement on Form N-1A dated April 8, 2011 and incorporated herein by reference.

(b)
Copy of Side Letter Agreement with Leeb Capital Management, Inc. regarding fee waiver and expense reimbursement with respect to the Leeb Resources Fund for the period ended June 30, 2012 – Filed with Registrant’s registration statement on Form N-1A dated July 1, 2011 and incorporated herein by reference.

28.	(a)
Copy of Registrant’s Management Agreement with 1492 Capital Management, LLC with regard to the 1492 Small Cap Growth Fund – Filed with Registrant’s registration statement on Form N-1A dated December 14, 2011 and incorporated herein by reference.

(b)
Copy of Side Letter Agreement with 1492 Capital Management, LLC regarding fee waiver and expense reimbursement with respect to the 1492 Small Cap Growth Fund – Filed with Registrant’s registration statement on Form N-1A dated December 14, 2011 and incorporated herein by reference.

29.	(a)
Copy of Registrant’s Management Agreement with 1492 Capital Management, LLC with regard to the 1492 Small Cap Value Fund – Filed with Registrant’s registration statement on Form N-1A dated December 14, 2011 and incorporated herein by reference.

(b)
Copy of Side Letter Agreement with 1492 Capital Management, LLC regarding fee waiver and expense reimbursement with respect to the 1492 Small Cap Value Fund – Filed with Registrant’s registration statement on Form N-1A dated December 14, 2011 and incorporated herein by reference.

(e)	(1)	Underwriting Contracts.

(a)
Copy of Registrant’s Distribution Agreement with Unified Financial Securities, Inc., dated December 18, 2002, as amended December 13, 2004 – Filed with Registrant’s registration statement on Form N-1A dated December 30, 2004 and incorporated herein by reference.

(b)
Copy of Registrant’s amended and restated Distribution Agreement with Unified Financial Securities, Inc., dated January 17, 2007 – Filed with Registrant’s registration statement on Form N-1A dated July 3, 2008 and incorporated herein by reference.

(2)
Underwriting Contracts.  Copy of Distribution Agreement among Registrant, Becker Capital Management, Inc. and Unified Financial Securities, Inc., dated October 17, 2003 – Filed with Registrant’s registration statement on Form N-1A dated October 31, 2003 and incorporated herein by reference.

(3)
Underwriting Contracts.  Copy of Distribution Agreement among Registrant, Crawford Investment Counsel, Inc. and Unified Financial Securities, Inc., approved December 7, 2003 – Filed with Registrant’s registration statement on Form N-1A dated December 29, 2003 and incorporated herein by reference.

(4)
Underwriting Contracts.  Copy of Distribution Agreement among Registrant, IMS Capital Management, Inc. and Foreside Distribution Services, L.P., dated July 1, 2008 - Filed with Registrant’s registration statement on Form N-1A dated April 30, 2009 and incorporated herein by reference.

(f)	Bonus or Profit Sharing Contracts – None.

(g)	Custodian Agreements.

(1)
Copy of Registrant’s Custodian Agreement with Huntington National Bank, dated December 18, 2002 – Filed with Registrant’s registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

(2)	(a)
Custodian Agreement.  Copy of Registrant’s Custodian Agreement with U.S. Bank, N.A., dated September 23, 2005 – Filed with Registrant’s registration statement on Form N-1A dated September 30, 2005 and incorporated herein by reference.

(b)
Amendment to Custodial Agreement between U.S. Bank, N.A. and Registrant, dated December 2005 – Filed with Registrant’s registration statement on Form N-1A December 7, 2005 and incorporated herein by reference.

(h)	(1)	(a)
Other Material Contracts.  Amended Mutual Fund Services Agreement between Registrant and Unified Fund Services, Inc. – Filed with Registrant’s registration statement on Form N-1A dated December 1, 2005 and incorporated herein by reference.

(b)
Amendment to Amended Mutual Fund Services Agreement between Registrant and Unified Fund Services, Inc., effective as of October 1, 2007 – Filed with Registrant’s registration statement on Form N-1A dated October 30, 2007 and incorporated herein by reference.

(c)
Registrant’s Investor Class Administration Plan for the Iron Strategic Income Fund – Filed with Registrant’s registration statement on Form N-1A dated December 5, 2008 and incorporated herein by reference.

(d)
Registrant’s Retail Class Administrative Services Plan for the Toreador Large Cap Fund – Filed with Registrant’s registration statement on Form N-1A dated August 31, 2009 and incorporated herein by reference.

(e)
Registrant’s Investor Class Administrative Services Plan for the Appleseed Fund - Filed with Registrant’s registration statement on Form N-1A dated January 28, 2011 and incorporated herein by reference.

(f)
Registrant’s Retail Class Administrative Services Plan for the Becker Value Equity Fund – Filed with Registrant’s registration statement on Form N-1A dated August 24, 2011 and incorporated herein by reference.

(g)
Registrant’s Class R Administrative Services Plan for the Crawford Dividend Growth Fund – Filed with Registrant’s registration statement on Form N-1A dated October 14, 2011 and incorporated herein by reference.

(i)
Legal Opinion and Consent – Legal opinion was filed with Registrant’s registration statement on Form N-1A dated November 28, 2011 and is incorporated herein by reference.  The consent of Thompson Hine LLP is filed herewith.

(j)	Other Opinions – Consent of Baker Tilly Virchow Krause, LLP to the use of the verified prior performance information of 1492 Capital Management, LLC in is filed herewith.

(k)	Omitted Financial Statements – None.

(l)
Initial Capital Agreements.  Copy of Letter of Investment Intent from Unified Fund Services, Inc., dated December 30, 2002 – Filed with Registrant’s registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

(m)	(1)	Copy of Revised Rule 12b-1 Distribution Plan for Crawford Dividend Growth Fund – Filed with Registrant’s registration statement on Form N-1A dated May 2, 2011 and incorporated herein by reference.

(2)	Copy of Revised Rule 12b-1 Distribution Plan for the Roosevelt Multi-Cap Fund – Filed with Registrant’s registration statement on Form N-1A dated August 24, 2011 and incorporated herein by reference.

(3)
Copy of Rule 12b-1 Distribution Plan for FCI Value Equity Fund and FCI Bond Fund – Filed with Registrant’s registration statement on Form N-1A dated August 30, 2005 and incorporated herein by reference.

(4)
Copy of Rule 12b-1 Distribution Plan with respect to the Toreador Large Cap Fund – Filed with Registrant’s registration statement on Form N-1A dated February 2, 2006 and incorporated herein by reference.

(5)	Copy of Rule 12b-1 Distribution Plan with respect to the Appleseed Fund – Filed with Registrant’s registration statement on Form N-1A dated October 2, 2006 and incorporated herein by reference.

(6)
Copy of Rule 12b-1 Distribution Plan with respect to the Mirzam Capital Appreciation Fund – Filed with Registrant’s registration statement on Form N-1A dated August 30, 2007 and incorporated herein by reference.

(7)
Copy of Rule 12b-1 Distribution Plan with respect to the 3 to 1 Diversified Equity Fund – Filed with Registrant’s registration statement on Form N-1A dated December 21, 2007 and incorporated herein by reference.

(8)
Copy of Rule 12b-1 Distribution Plan with respect to the 3 to 1 Strategic Income Fund – Filed with Registrant’s registration statement on Form N-1A dated April 1, 2008 and incorporated herein by reference.

(9)	Copy of Rule 12b-1 Distribution Plan with respect to the Auer Growth Fund – Filed with Registrant’s registration statement on Form N-1A dated December 21, 2007 and incorporated herein by reference.

(10)
Copy of Rule 12b-1 Distribution Plan with respect to the Jones Villalta Opportunity Fund – Filed with Registrant’s registration statement on Form N-1A dated October 16, 2008 and incorporated herein by reference.

(11)
Copy of Rule 12b-1 Distribution Plan with respect to the Investor Class Shares of the Iron Strategic Income Fund – Filed with Registrant’s registration statement on Form N-1A dated December 5, 2008 and incorporated herein by reference.

(12)
Copy of Rule 12b-1 Distribution Plan with respect to the Class A Shares of the Leeb Resources Fund – Filed with Registrant’s registration statement on Form N-1A dated July 29, 2011 and incorporated herein by reference.

(n)	(1)
Copy of Amended and Restated Rule 18f-3 Plan for Crawford Dividend Growth Fund – Filed with Registrant’s registration statement on Form N-1A dated October 14, 2011 and incorporated herein by reference.

(2)	Copy of Rule 18f-3 Plan for Iron Strategic Income Fund – Filed with Registrant’s registration statement on Form N-1A dated December 5, 2008 and incorporated herein by reference.

(3)	Copy of Rule 18f-3 Plan for the Toreador Large Cap Fund – Filed with Registrant’s registration statement on Form N-1A dated August 31, 2009 and incorporated herein by reference.

(4)	Copy of Rule 18f-3 Plan for the Appleseed Fund –Filed with Registrant’s registration statement on Form N-1A dated January 28, 2011 and incorporated herein by reference.

(5)	Copy of Rule 18f-3 Plan for the Becker Value Equity Fund – Filed with Registrant’s registration statement on Form N-1A dated August 24, 2011 and incorporated herein by reference.

(o)           Reserved.

(p)	(1)	Registrant’s Amended Code of Ethics – Filed with Registrant’s registration statement on Form N-1A on June 20, 2007 and incorporated herein by reference.

(2)	Code of Ethics for Senior Executive Officers – Filed with Registrant’s registration statement on Form N-1A dated October 31, 2003 and incorporated herein by reference.

(3)
Code of Ethics adopted by Unified Financial Securities, Inc., as distributor to Registrant – Filed with Registrant’s registration statement on Form N-1A on July 3, 2008 and incorporated herein by reference.

(q)	(1)	Registrant’s Revised Proxy Voting Policy – Filed with Registrant’s registration statement on Form N-1A dated July 1, 2011 and incorporated herein by reference.

(2)	ISS Proxy Voting Guidelines adopted by Becker Capital Management, Inc. – Filed with Registrant’s registration statement on Form N-1A dated October 31, 2003 and incorporated herein by reference.

(3)
Proxy Voting Policy and Procedures adopted by Crawford Investment Counsel, Inc. – Filed with Registrant’s registration statement on Form N-1A dated December 29, 2003 and incorporated herein by reference.

(4)
Proxy Voting Policy and Procedures adopted by Spectrum Advisory Services, Inc. – Filed with Registrant’s registration statement on Form N-1A dated February 27, 2004 and incorporated herein by reference.

(5)
Proxy Voting Policy and Procedures adopted by IMS Capital Management, Inc. with regard to each of the IMS Funds – Filed with Registrant’s registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.

(6)
Proxy Voting Policy and Procedures adopted by Financial Counselors, Inc. with regard to each of the FCI Funds – Filed with Registrant’s registration statement on Form N-1A dated June 15, 2005 and incorporated herein by reference.

(7)
Proxy Voting Policy and Procedures adopted by with Toreador Research & Trading LLC as advisor to Toreador Large Cap Fund – Filed with Registrant’s registration statement on Form N-1A dated February 2, 2006 and incorporated herein by reference.

(8)
Proxy Voting Policy and Procedures adopted by Leeb Capital Management, Inc. as advisor to Leeb Focus Fund – Filed with Registrant’s registration statement on Form N-1A dated September 19, 2006 and incorporated herein by reference.

(9)
Proxy Voting Policy and Procedures adopted by Pekin Singer Strauss Asset Management, Inc. as advisor to Appleseed Fund – Filed with Registrant’s registration statement on Form N-1A dated October 2, 2006 and incorporated herein by reference.

(10)
Updated Proxy Voting Policy and Procedures adopted by Symons Capital Management, Inc. as advisor to Symons Institutional Funds– Filed with Registrant’s registration statement on Form N-1A dated April 1, 2008 and incorporated herein by reference.

(11)
Proxy Voting Policy and Procedures adopted by SMI Advisory Services, LLC as advisor to Sound Mind Investing Funds – Filed with Registrant’s registration statement on Form N-1A dated October 13, 2006 and incorporated herein by reference.

(12)
Proxy Voting Policy and Procedures adopted by Dean Investment Associates, LLC as advisor to the Dean Funds – Filed with Registrant’s registration statement on Form N-1A dated March 7, 2007 and incorporated herein by reference.

(13)	Proxy Voting Guidelines used with respect to Roosevelt Multi-Cap Fund – Filed with Registrant’s registration statement on Form N-1A dated April 11, 2008 and incorporated herein by reference.

(14)
Proxy Voting Policy and Procedures adopted by Bastiat Capital, LLC as sub-advisor to the Mirzam Capital Appreciation Fund – Filed with Registrant’s registration statement on Form N-1A dated August 22, 2007 and incorporated herein by reference.

(15)
Proxy Voting Policy and Procedures adopted by London Company of Virginia as sub-adviser to the 3 to 1 Diversified Equity Fund – Filed with Registrant’s registration statement on Form N-1A dated December 21, 2007 and incorporated herein by reference.

(16)
Proxy Voting Policy and Procedures adopted by Pictet Asset Management, Ltd. as sub-adviser to the 3 to 1 Diversified Equity Fund – Filed with Registrant’s registration statement on Form N-1A dated December 21, 2007 and incorporated herein by reference.

(17)
Proxy Voting Policy and Procedures adopted by SMH Capital Advisors, Inc. as sub-adviser to the 3 to 1 Strategic Income Fund – Filed with Registrant’s registration statement on Form N-1A dated December 21, 2007 and incorporated herein by reference.

(18)
Proxy Voting Policy and Procedures adopted by Loomis, Sayles & Company, LP as sub-adviser to the 3 to 1 Strategic Income Fund and 3 to 1 Diversified Equity Fund – Filed with Registrant’s registration statement on Form N-1A dated December 21, 2007 and incorporated herein by reference.

(19)
Proxy Voting Policy and Procedures adopted by SBAuer Funds, LLC as adviser to the Auer Growth Fund – Filed with Registrant’s registration statement on Form N-1A dated December 21, 2007 and incorporated herein by reference.

(20)
Proxy Voting Policy and Procedures adopted by Jones Villalta Asset Management, LLC as adviser to the Jones Villalta Opportunity Fund – Filed with Registrant’s registration statement on Form N-1A dated October 16, 2008 and incorporated herein by reference.

(21)
Proxy Voting Policy and Procedures adopted by Victory Capital Management, Inc. as sub-adviser to the 3 to 1 Diversified Equity Fund – Filed with Registrant’s registration statement on Form N-1A dated April 29, 2011 and incorporated herein by reference.

(22)
Proxy Voting Policy and Procedures adopted by 1492 Capital Management, LLC as advisor to the 1492 Funds – Filed with Registrant’s registration statement on Form N-1A dated December 14, 2011 and incorporated herein by reference.

Item 29.                      Persons Controlled by or Under Common Control with Registrant

The controlling shareholder of each of the FCI Bond Fund and FCI Value Equity Fund (together, the FCI Funds”), Midtrusco, is under common control with the FCI Funds’ investment adviser, Financial Counselors, Inc.  Financial Counselors, Inc. is owned 100% by FCI Holding Corporation, a Delaware corporation.

 Dean Investment Associates, LLC may be deemed to be under common control with each of the Dean Funds because various persons that own Dean Wealth Management LLP, a controlling shareholder of the Dean Funds, also indirectly own more than 75% of Dean Investment Associates, LLC.

Item 30.                      Indemnification

Article VI, Section 6.4 of the Declaration of Trust of Unified Series Trust, an Ohio business trust, provides that:

Indemnification of Trustees, Officers, etc.  Subject to and except as otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust’s request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”) against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants’ and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office.

Item 31.                      Business and Other Connections of the Investment Advisers

1.
Bastiat Capital, LLC (“Bastiat”) serves as sub-advisor to Mirzam Capital Appreciation Fund.  Albert J. Meyer and William L. Culbertson, III, portfolio managers of the Mirzam Capital Appreciation Fund, each is a managing member of Bastiat.  Further information about Bastiat can be obtained from its Form ADV Part I available on the IAPD.

2.
Becker Capital Management, Inc. (“Becker”) serves as the investment adviser for the Becker Value Equity Fund, a series of the Trust.  Patrick E. Becker serves as the Chairman and Chief Investment Officer of Becker.  Further information about Becker can be obtained from the Form ADV Part I available on the IAPD.

3.
Crawford Investment Counsel, Inc. (“Crawford”) serves as the investment adviser for the Crawford Dividend Growth Fund, a series of the Trust.  John H. Crawford III serves as President and Chief Investment Officer of Crawford.  Further information about Crawford can be obtained from the Form ADV Part I available on the IAPD.

4.
Dean Investment Associates, LLC (“Dean”), serves as investment advisor to the Dean Funds.  Stephen M. Miller serves as President and Chief Operating Officer of Dean, and each of Mark E. Schutter, Ronald A. Best and Debra E. Rindler are executive officers.  Further information about Dean can be obtained from its Form ADV Part I available on the IAPD.

5.
Dean Capital Management, LLC (“DCM”), serves as sub-advisor to the Dean Funds.  Douglas Leach is an executive officer.  Further information about DCM can be obtained from its Form ADV Part I available on the IAPD.

6.
Financial Counselors, Inc. (“FCI”) serves as the investment adviser to the FCI Value Equity Fund and FCI Bond Fund, each a series of the Trust.  Mr. Robert T. Hunter serves as President and Chief Executive Officer of FCI.  Further information about FCI can be obtained from the Form ADV Part I available on the IAPD.

7.
IMS Capital Management, Inc.(“IMS”) serves as the investment adviser to the IMS Capital Value Fund, IMS Dividend Growth Fund and IMS Strategic Income Fund, each a series of the Trust.  Mr. Carl W. Marker serves as Chairman and President of IMS.  Further information about IMS can be obtained from the Form ADV Part I available on the IAPD.

8.
Iron Financial, LLC serves as investment advisor to the Iron Strategic Income Fund.  Mr. Aaron Izenstark is the President and Mr. Richard Lakin is the Chief Compliance Officer of Iron Financial.  Further information about Iron Financial can be obtained from its Form ADV Part I available on the IAPD.

9.
Jones Villalta Asset Management, LLC (“JVAM”), serves as investment advisor to the Jones Villalta Opportunity Fund.  Stephen M. Jones and Thomas E. Villalta are executive officers.  Further information about JVAM can be obtained from its Form ADV Part I available on the IAPD.

10.
Leeb Capital Management, Inc. (“Leeb”) serves as investment advisor to the Leeb Focus Fund and the Leeb Resources Fund.  Steven L. Leeb is the Chief Executive Officer, and Patrick DeSouza and Donna A. Leeb are executive officers.  Further information about Leeb can be obtained from its Form ADV Part I available on the IAPD.

11.
Mirzam Asset Management, LLC (“Mirzam”) serves as investment advisor to Mirzam Capital Appreciation Fund.  Mr. Clifford R. Morris is a managing member of Mirzam.  Further information about Mirzam will be available from its Form ADV Part I available on the IAPD.

12.
Pekin Singer Strauss Asset Management, Inc. (“Pekin”) serves as investment advisor to the Appleseed Fund.  Mr. Ronald L. Strauss is the President of Pekin; Richard A. Singer, Brandon Hardy, Alan L. Zable, William A. Pekin, Adam Strauss, Joshua Strauss, and William Schmidle all are executive officers.  Further information about Pekin can be obtained from its Form ADV Part I available on the IAPD.

13.
SMI Advisory Services, LLC (“SMI”) serves as investment advisor to the Sound Mind Investing Fund and Sound Mind Investing Balanced Fund, each a series of Registrant.  Mr. Eric Collier, Mr. Mark Biller, and Mr. Anthony Ayers are all principals of SMI.  Further information about SMI can be obtained from the Form ADV Part I of SMI available on the IAPD.

14.
Spectrum Advisory Services, Inc. (“Spectrum”) serves as the investment advisor for the Marathon Value Portfolio, a series of the Trust.  Mr. Marc Heilweil serves as President of Spectrum.  Further information about Spectrum can be obtained from the Form ADV Part I available on the IAPD.

15.
Symons Capital Management, Inc. (“Symons”) serves as the investment advisor for the Symons Value Institutional Fund, Symons Capital Appreciation Institutional Fund, and Symons Small Cap Institutional Fund, each a series of the Trust.  Edward L. Symons, Jr. is the Chairman and Founder, and Colin E. Symons, CFA, is the Chief Investment Officer.  Christopher Rickard, Vickilynn Ellis, Richard F. Foran and Michael P. Czajka each are executive officers of Symons.  Further information about Symons can be obtained from the Form ADV Part I available on the IAPD.

16.
The Roosevelt Investment Group (“Roosevelt”) serves as investment advisor to the Roosevelt Multi-Cap Fund.  Mr. Arthur Sheer serves as the Chief Executive Officer of Roosevelt.  David Sheer and Steven Weiss are executive officers.  Further information about Roosevelt can be obtained from its Form ADV Part I available on the IAPD.

17.
Toreador Research & Trading LLC (“Toreador”) serves as investment advisor to Toreador Large Cap Fund.  Mr. Paul Blinn and Dan Obrycki are executive officers of Toreador.  Further information about Toreador can be obtained from its Form ADV Part I available on the IAPD.

18.
Envestnet Asset Management, Inc. (“Envestnet”) serves as investment adviser to the 3 to 1 Funds.  Judson T. Bergman is the Chairman and CEO of Envestnet.  Further information about Envestnet can be obtained from its Form ADV Part I available on the IAPD.

19.
London Company of Virginia (“London Company”) serves as sub-adviser to the 3 to 1 Diversified Equity Fund.  Mr. Stephen M. Goddard is the President of London Company.  Further information about London Company can be obtained from its Form ADV Part I available on the IAPD.

20.
Pictet Asset Management, Ltd. (“Pictet”) serves as sub-adviser to the 3 to 1 Diversified Equity Fund.  Renaud Deplanta is the CEO and Richard Heelis is the CIO of Pictet.  Further information about Pictet can be obtained from its Form ADV Part I available on the IAPD.

21.
SMH Capital Advisors, Inc. (“SMH Capital”) serves as sub-adviser to the 3 to 1 Strategic Income Fund.  Jeffrey Cummer is the President and a director of SMH Capital.  Further information about SMH Capital can be obtained from its Form ADV Part I available on the IAPD.

22.
Loomis, Sayles & Company, LP (“Loomis Sayles”) serves as sub-adviser to the 3 to 1 Strategic Income Fund and the 3 to 1 Diversified Equity Fund.  Robert J. Blanding is the CEO of Loomis Sayles.  Further information about Loomis Sayles can be obtained from its Form ADV Part I available on the IAPD.

23.
SBAuer Funds, LLC (“SBA”) serves as investment adviser to the Auer Growth Fund.  Mr. David Gilreath and Mr. Ronald Brock are executive officers of SBA and members of Sheaff Brock Investment Advisors, LLC.  Further information about SBA and Sheaff Brock can be obtained from their respective Forms ADV Part I available on the IAPD

24.
Reams Asset Management Company, LLC (“Reams”) serves as sub-adviser to the Sound Mind Investing Balanced Fund. David McKinney is the President of Reams. Further information about Reams can be obtained from its Form ADV Part I available on the IAPD.

25.
Victory Capital Management, Inc. (“Victory”) serves as sub-adviser to the 3 to 1 Diversified Equity Fund.  Mr. Robert L. Wagner is the President and CEO of Victory.  Further information about Victory can be obtained from its Form ADV Part I available on the IAPD.

26.
1492 Capital Management, LLC (“1492”) serves as adviser to the 1492 Funds.  Timothy T. Stracka and Joseph A. Frohna are the Managing Members of 1492.  Further information about 1492 can be obtained from its Form ADV Part I available on the IAPD.

Item 32.	Unified Financial Securities, Inc. Unified Financial Securities, Inc. serves as the principal underwriter for the Trust.

(a)
Unified Financial Securities, Inc. also serves as a principal underwriter for the following investment companies: American Pension Investors Trust, The Appleton Funds, Bruce Fund, Dividend Growth Trust, Dreman Contrarian Funds, H C Capital Trust, Huntington Funds, and Valued Advisers Trust.

(b)	The directors and officers of Unified Financial Securities, Inc. are as follows:

Name	Title	Position with Trust
Daniel B. Benhase*	Director	None
AnnaMaria Spurgin**	President	None
John C. Swhear**	Chief Compliance Officer	Sr. Vice President
Edward J. Kane*	Vice President	None
A. Dawn Story*	Vice President	None
Varanont O. Ruchira**	Assistant Vice President	None
Karyn E. Cunningham**	Controller	None
Richard A. Cheap*	Secretary	None
Larry D. Case*	Assistant Secretary	None
*The principal business address of these individuals is 41 S. High St. Columbus, OH 43215.
**The principal business address of these individuals is 2960 N. Meridian Street, Suite 300, Indianapolis, IN 46208.

(c)	Not applicable.

Item 33.                      Location of Accounts and Records

Huntington Asset Services, Inc.
2960 N. Meridian Street, Suite 300
Indianapolis, IN 46208

Will maintain  physical  possession of the accounts,  books, and other documents  required to be maintained by Rule 31a-(b)(1), 31a-1(b)(2), and 31a-1(b)(4) through 31a-1(b)(11).

Huntington National Bank
41 South High Street
Columbus, Ohio 43215

U.S. Bank, National Association
425 Walnut Street
Cincinnati, Ohio 45202

Will maintain physical possession of accounts, books, and other documents required to be maintained by Rule 31(b)(3) for each separate series for which the entity acts as custodian.

Unified Financial Securities, Inc.
2960 N. Meridian Street, Suite 300
Indianapolis, IN 46208

Foreside Distribution Services, L.P.
100 Summer Street, Suite 1500
Boston, MA 02110

Will maintain physical possession of the accounts, books, and other documents required to be maintained by a principal underwriter under by Rule 31a-1(d) for each separate series for which the entity acts as principal underwriter.

Bastiat Capital, LLC
Granite Parkway, Suite 200
Plano, TX, 75024

Becker Capital Management, Inc.
1211 SW Fifth Avenue, Suite 2185
Portland, OR  97204

Crawford Investment Counsel, Inc.
600 Galleria Parkway NW
Suite 1650
Atlanta, GA 30339

Dean Investment Associates, LLC
3500 Pentagon Blvd., Suite 200
Beavercreek, OH 45431

Dean Capital Management, LLC
7450 West 130th Street, Suite 150
Overland Park, KS 66213

Envestnet Asset Management, Inc.
35 East Wacker Drive, 16th Floor
Chicago, Illinois 60601

Financial Counselors, Inc.
442 West 47th Street
Kansas City, Missouri 63112

IMS Capital Management, Inc.
8995 S.E. Otty Road
Portland, Oregon 97266

Iron Financial, LLC
630 Dundee Rd.
Suite 200
Northbrook, IL 60062

Jones Villalta Asset Management, LLC
805 Las Cimas Parkway
Suite 125
Austin, TX 78746

Leeb Capital Management, Inc.
500 Fifth Avenue, 57th Floor
New York, NY 10110

Loomis, Sayles & Company, LP,
One Financial Center
Boston, Massachusetts 02111

London Company of Virginia
1801 Bayberry Court, Suite 301
Richmond, Virginia  23226

Mirzam Asset Management, LLC
930 W. Indiantown Road, Suite 204
Jupiter, FL 33458

Pekin Singer Strauss Asset Management, Inc.
21 S. Clark Street, Suite 3325
Chicago, IL 60603

Pictet Asset Management, Ltd.
25 Old Broad Street
Tower 42, Level 37
London, EC2N 1HQ

Reams Asset Management Co., LLC
227 Washington St.
Columbus, IN 47202

SMI Advisory Services, LLC
11135 Baker Hollow Rd.
Columbus, IN 47201

Spectrum Advisory Services, Inc.
1050 Crown Pointe Parkway, Suite 750
Atlanta, GA 30338

Symons Capital Management, Inc.
650 Washington Road, Suite 800
Pittsburgh, Pennsylvania 15228

The Roosevelt Investment Group
317 Madison Ave., Suite 1004
New York, New York 10017

Toreador Research & Trading LLC
7493 North Ingram
Suite 104
Fresno, California  93711

SMH Capital Advisors, Inc.
600 Travis, Suite 3100
Houston, Texas 77002

Victory Capital Management, Inc.
127 Public Square, 20th Floor
Cleveland, Ohio 44114

1492 Capital Management, LLC
309 North Water Street, Suite 505
Milwaukee, WI 53202

Each advisor (or sub-advisor) will maintain physical possession of the accounts, books and other documents required to be maintained by Rule 31a-1(f) at the address listed above for each separate series of the Trust that the advisor manages.

Item 34.                      Management Services

None.

Item 35.                      Undertakings

Registrant hereby undertakes, if requested by the holders of at least 10% of the Registrant’s outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of a trustee(s) and to assist in communications with other shareholders in accordance with Section 16(c) of the Securities Exchange Act of 1934, as though Section 16(c) applied.

Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of its latest annual report to shareholders, upon request and without charge.

Registrant hereby undertakes to carry out all indemnification provisions of its Declaration of Trust in accordance with Investment Company Act Release No. 11330 (Sept. 4, 1980) and successor releases.

Insofar as indemnifications for liability arising under the Securities Act of 1933, as amended (“1933 Act”), may be permitted to trustees, officers and controlling person of the Registrant pursuant to the provision under Item 27 herein, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefor, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will,  unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and it has duly caused this Post-Effective Amendment No. 210 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Indianapolis and the State of Indiana on January 5, 2012.

UNIFIED SERIES TRUST

By: /s/                      Brian L. Blomquist ****
                      Brian L. Blomquist, President
Attest:

By: /s/ Robert W. Silva*****
Robert W. Silva, Treasurer and Chief Financial Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons in the capacities and on the date indicated by the consent of all of Registrant’s trustees.

Signature	Title	Date
/s/ Brian L. Blomquist **** Brian L. Blomquist	President	January 5, 2012
/s/ Robert W. Silva***** Robert W. Silva	Treasurer and CFO	January 5, 2012
/s/ Daniel Condon * Daniel Condon	Trustee	January 5, 2012
/s/ Gary E. Hippenstiel * Gary E. Hippenstiel	Trustee	January 5, 2012
/s/ Stephen Little * Stephen Little	Trustee	January 5, 2012
/s/ Ronald Tritschler * Ronald Tritschler	Trustee	January 5, 2012
/s/ Nancy V. Kelly ** Nancy V. Kelly	Trustee	January 5, 2012
/s/ Kenneth Grant *** Kenneth Grant	Trustee	January 5, 2012

*/**/***/****/*****/s/ Carol Highsmith
Carol Highsmith, Attorney in Fact

*Signed pursuant to a Power of Attorney dated May 21, 2007 and filed with Registrant’s registration statement on Form N-1A on June 21, 2007 and incorporated herein by reference.
**Signed pursuant to a Power of Attorney dated December 12, 2007 and filed with Registrant’s registration statement on Form N-1A on December 17, 2007 and incorporated herein by reference.
***Signed pursuant to a Power of Attorney dated June 19, 2008 and filed with Registrant’s registration statement on Form N-1A on July 3, 2008 and incorporated herein by reference.
****Signed pursuant to a Power of Attorney dated March 18, 2011 and filed with Registrant’s registration statement on Form N-1A on March 29, 2011 and incorporated herein by reference.
*****Signed pursuant to a Power of Attorney dated June 24, 2011 and filed with Registrant’s registration statement on Form N-1A on June 24, 2011 and incorporated herein by reference.

EXHIBIT INDEX

Exhibit Number                                Description

EX.99.i	Consent of Legal Counsel

EX.99.j	Consent of Baker Tilly Virchow Krause, LLP to the use of the verified prior performance information of 1492 Capital Management, LLC